                                                         [LOGO]

                                                         FORTIS
                                         SOLID PARTNERS, FLEXIBLE SOLUTIONS-SM-



CHOOSE THE RIGHT INVESTMENT



[PHOTOS]                                             Fortis Bond Funds
                                                     Semi-Annual Report
                                                     JANUARY 31, 1998

                                                     FORTIS FINANCIAL GROUP

FORTIS BOND FUND SEMI-ANNUAL REPORT

CONTENTS

LETTER TO SHAREHOLDERS                                         1

SCHEDULES OF INVESTMENTS
   U.S. GOVERNMENT SECURITIES FUND                             7
   STRATEGIC INCOME FUND                                       9
   HIGH YIELD PORTFOLIO                                       12

STATEMENTS OF ASSETS AND LIABILITIES                          17

STATEMENTS OF OPERATIONS                                      18

STATEMENTS OF CHANGES IN NET ASSETS
   U.S. GOVERNMENT SECURITIES FUND                            19
   STRATEGIC INCOME FUND                                      20
   HIGH YIELD PORTFOLIO                                       21

NOTES TO FINANCIAL STATEMENTS                                 22
DIRECTORS AND OFFICERS                                        29

- TOLL-FREE PERSONAL ASSISTANCE

 - Shareholder Services

 - (800) 800-2638, Ext. 3012

 - 7:30 a.m. to 5:30 p.m. CST, M-Th

 - 7:30 a.m. to 5:00 p.m. CST, F

- TOLL-FREE INFORMATION LINE

 - For daily account balances,
   transaction activity or net asset
   value information

 - (800) 800-2638, Ext. 4344

 - 24 hours a day

FOR MORE INFORMATION ABOUT FORTIS FINANCIAL GROUP'S FAMILY OF PRODUCTS, CALL YOUR INVESTMENT REPRESENTATIVE OR THE HOME OFFICE AT (800) 800-2638.

TO ORDER PROSPECTUSES OR SALES LITERATURE FOR ANY FORTIS PRODUCT, CALL (800) 800-2638, EXT. 4579.

HOW TO USE THIS REPORT

For a quick overview of the Funds' performance during the past six months, refer to the Highlights box below. The letters from the portfolio managers and president provide a more detailed analysis of the Fund and financial markets.

The charts following the letters are useful because they provide more information about your investments. The top holdings chart shows the types of securities in which the Fund invests, and the pie chart shows a breakdown of the Fund's assets by industry.

The performance chart graphically compares the Fund's total return performance with a selected investment index. Remember, however, that an index may reflect the performance of securities the Fund may not hold. Also, the index does not deduct sales charges, investment advisory fees and other fund expenses, whereas your fund does. Individuals cannot buy an unmanaged index fund without incurring some charges and expenses.

This report is just one of several tools you can use to learn more about your investment in the Fortis Family of Mutual Funds. Your investment representative, who understands your personal financial situation, can best explain the features of your investment and how it's designed to help you meet your financial goals.

HIGHLIGHTS

FOR THE SIX-MONTH PERIOD ENDED JANUARY 31, 1998

                                                 CLASS A      CLASS B      CLASS C      CLASS E      CLASS H
                                                 --------     --------     --------     --------     --------
U.S. GOVERNMENT SECURITIES FUND
NET ASSET VALUE PER SHARE:
  Beginning of period........................    $  9.16      $  9.14      $  9.13      $  9.16      $  9.14
  End of period..............................    $  9.31      $  9.29      $  9.28      $  9.31      $  9.28

DISTRIBUTIONS PER SHARE
  From net investment income.................    $ 0.258      $ 0.228      $ 0.228      $ 0.270      $ 0.228

STRATEGIC INCOME FUND*
NET ASSET VALUE PER SHARE:
  Beginning of period........................    $ 10.00      $ 10.00      $ 10.00           --      $ 10.00
  End of period..............................    $ 10.19      $ 10.19      $ 10.19           --      $ 10.19

DISTRIBUTIONS PER SHARE
  From net investment income.................    $  .098      $  .088      $  .090           --      $  .090

HIGH YIELD PORTFOLIO
NET ASSET VALUE PER SHARE:
  Beginning of period........................    $  7.83      $  7.83      $  7.82           --      $  7.82
  End of period..............................    $  7.72      $  7.71      $  7.70           --      $  7.71

DISTRIBUTIONS PER SHARE
  From net investment income.................    $  .390      $  .366      $  .366           --      $  .366

    * For the period from December 1, 1997 (commencement of operations) to January 31, 1998.

                                      Photo
"It was critical I achieve my goals, and I found what I was looking for in the Fortis U.S. Government Securities Fund. It fit my needs perfectly."

GLOSSARY OF TERMS
Terms defined are in ITALICS in the shareholder letter

DURATION: The measure of a bond fund's sensitivity to interest rate changes. Traditionally measured in years, higher durations mean potentially greater fluctuations in bond values, just as lower durations typically mean less volatility.

GDP (GROSS DOMESTIC PRODUCT): The market value of a countries total output of goods and services.

YOUR U.S. GOVERNMENT SECURITIES FUND

MANAGED WITH A DISCIPLINED, CONSISTENT INVESTMENT APPROACH, THIS FUND IS DESIGNED TO SEEK A STRONG TOTAL RETURN, AS WELL AS A RELATIVELY HIGH LEVEL OF CURRENT INCOME, BY FOCUSING ITS INVESTMENTS IN U.S. GOVERNMENT BONDS, TREASURIES AND MORTGAGE-BACKED SECURITIES.

REVIEW

In our last shareholder letter, we forecasted that economic growth would pick up and that the economic expansion would continue well into 1998. We also felt that the increasingly tight labor market would put pressure on wages and ultimately result in a modest increase in inflation, prompting the Federal Reserve to raise short term interest rates. In retrospect, our forecast was right about the contributing factors. The second half of 1997 did see rapid growth, real GDP was 4.3% in the fourth quarter versus a 3.1% in quarter three. For the entire year, real GDP was 3.8%, the most rapid gain in almost a decade. Even though the year-over-year change in average hourly earnings moved up to its current 3.8% from 3.6% for the July 1997 release (last shareholder letter), these pressures have not worked their way into the overall inflation rate and the Fed did not feel compelled to raise short term rates. In addition, the financial crisis in the Far East resulted in significant inflows into the U.S. Treasury Bond market, as investors sought a safe-haven for their money. The net result of these events has resulted in a lower interest rate environment today than the one that existed six months ago. The ten-year treasury yield has fallen close to 50 basis points in this time period, with rates now in the 5.5% area versus the 6.0% area on July 31. The shape of the Treasury yield curve has flattened over the last six months, as yields on longer maturity Treasuries have fallen more than yields on shorter maturity Treasuries. For instance, the yield on the two-year Treasury has fallen by 42 basis points, while 30 year Treasury yields fell by 49 basis points. The financial crisis in Asia which hit the bond market in October had an impact on the various other areas of the fixed income market. The flight to quality generally resulted in all non Treasury areas of the U.S. bond market underperforming the Treasury market since October.

Our strategy over the last six months was similar in many ways to the strategy that we applied in the prior period. We extended the portfolio's DURATION as interest rates rose, given our positive long term outlook on rates, and moved the portfolio's duration to neutral versus our benchmark when rates fell. Once the crisis in Asia hit, we felt the prudent move was to expose the portfolio to minimal interest rate risk. Accordingly, we maintained a neutral duration relationship relative to our benchmark from mid-September to the end of January. Our duration currently stands at 4.54 years which is virtually unchanged from the end of July. Currently, 19.8% of our holdings are in agency notes, as we continue to believe the extra yield these securities offer will enhance total return. Relative to our benchmark we are underweighted in Mortgage-Backed Security Pass-Throughs and CMO's as we believe that the better structured agency and U.S. Treasury securities are a better investment choice as this point in time. Overall, the Fund produced a return of 4.66% for Class E before sales charge, compared to the 5.39% return for the Lehman Government Index. The Fund underperformed the index primarily due to the fact that the Fund generally invests in more conservative securities than those contained in the index. The Fund's performance does however compare favorably to the 4.39% return for the Morningstar universe of U.S. Intermediate Government Bond funds.

OUTLOOK

Our strategy going forward will depend upon the severity and duration of the Asian crisis. Specifically, should the difficulties in the Far East continue as anticipated, it is likely that the spillover will slow U.S. economic growth, due to a deterioration in net exports. In addition, a continuation of the crisis should perpetuate the strength of the U.S. Dollar, making foreign goods cheaper and decreasing the risks of inflation. If this scenario plays out, rates most likely will move lower, possibly much lower and mortgage-backed securities would see a large jump in prepayments thus hurting returns in this sector. If the situation in the Far East is resolved quickly, the current

PORTFOLIO COMPOSITION BY INDUSTRY AS OF 1/31/98

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

U.S. Treasury Securities                40.1%
FNMA's                                  29.3%
Other Direct Federal Obligations        10.2%
GNMA's                                   9.3%
FHLMC's                                  6.4%
Receivables/Cash Equivalents             4.0%
Other Government Agencies                0.7%

TOP 10 HOLDINGS AS OF 1/31/98

                                                         Percent of
Bonds                                                    Net Assets
-------------------------------------------------------------------
 1.  U.S. Treasury Note (6.375%) 2000                        10.1%
 2.  Federal Home Loan Bank (7.31%) 2004                      8.2%
 3.  U.S. Treasury Bond (8.125%) 2019                         6.3%
 4.  U.S. Treasury Note (6.125%) 2001                         6.2%
 5.  U.S. Treasury Note (6.625%) 2002                         5.2%
 6.  FNMA (7.50%) 2028                                        4.0%
 7.  U.S. Treasury Note (6.875%) 2006                         3.7%
 8.  U.S. Treasury Bond (8.75%) 2017                          3.7%
 9.  FNMA (7.00%) 2028                                        3.5%
10.  FNMA (6.50%) 2013                                        3.4%

CLASS A, B, C AND H AVERAGE ANNUAL TOTAL RETURNS

                                                               Since
                                                    1 Year   Inception+
-----------------------------------------------------------------------
Class A shares#                                      9.70%      9.10%
Class A shares##                                     4.77%      7.55%
Class B shares#                                      9.12%      8.30%
Class B shares##                                     5.52%      7.59%
Class C shares#                                      9.01%      8.27%
Class C shares##                                     8.01%      8.27%
Class H shares#                                      8.89%      8.26%
Class H shares##                                     5.29%      7.56%

Past performance is not indicative of future performance. Total returns include reinvestment of all dividend and capital gains distributions. The performance of the separate classes (E, A, B, C, and H) will vary based on the differences in sales loads and distribution fees paid by shareholders investing in the different classes. Class E and A have a maximum sales charge of 4.50%, Class B and H have a CDSC of 4.00% if redeemed within two years of purchase, or 3.00% if redeemed in year three or four (with a waiver of 10% of the amount invested). Class C has a CDSC of 1.00% if redeemed within one year of purchase.
  #  Without sales charge.
 ##  With sales charge. Assumes redemption on January 31, 1998.
  +  Since November 14, 1994 -- Date shares were first offered to the public underlying strength in the economy should give rise to the modest inflation pressures we were looking for six months ago. At this time we anticipate that the Asian situation will not be resolved quickly and that the economy will see slower rates of growth.

Sincerely,

[SIGNATURE]                                                       [SIGNATURE]
Dean C. Kopperud                                                  Howard G. Hudson
President                                                         Vice President

VALUE OF $10,000 INVESTED FEBRUARY 1, 1988

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                              LEHMAN BROTHERS           U.S. GOVERNMENT
                                            GOVERNMENT INDEX***     SECURITIES FUND CLASS E
2/1/88                                                    $10,000                    $10,000
89                                                        $10,491                    $10,079
90                                                        $11,728                    $11,126
91                                                        $13,063                    $12,501
92                                                        $14,885                    $13,769
93                                                        $17,089                    $15,127
94                                                        $20,161                    $16,305
95                                                        $18,465                    $15,459
96                                                        $21,764                    $17,725
97                                                        $22,277                    $18,257
98                                                        $24,592                    $20,081
Fortis U.S. Government Securities Fund
Average Annual Total Return
                                                           1 Year                     5 Year    10 Year
Class E*                                                   +5.10%                     +4.87%     +7.23%
Class E**                                                 +10.05%                     +5.84%     +7.72%

                         Annual period ended January 31
Past performance is not indicative of future performance. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.
  * SEC defined total returns, including reinvestment of all dividend and capital gains distributions and the reduction due to the maximum sales charge of 4.50%.
 ** These are the portfolios total returns during the period, including reinvestment of all dividend and capital gains distributions without adjustment for sales charge.
*** An unmanaged index of government bonds with an average maturity of eight to nine years.

                                      Photo
"The Strategic Income Fund gives me an opportunity to diversify my investments. With its unique investment approach and monthly income, I plan to achieve my financial goals."

YOUR FORTIS STRATEGIC INCOME FUND

THE FUND'S INVESTMENT OBJECTIVE IS TO MAXIMIZE TOTAL RETURN (FROM CURRENT INCOME AND CAPITAL APPRECIATION) BY PRIMARILY INVESTING IN A DIVERSIFIED PORTFOLIO OF U.S. GOVERNMENT SECURITIES, INVESTMENT AND NON-INVESTMENT GRADE BONDS ISSUED BY FOREIGN GOVERNMENTS AND COMPANIES, AND NON-INVESTMENT GRADE BONDS ISSUED BY U.S. COMPANIES.

REVIEW

The Strategic Income Fund commenced operations on December 1, 1997 amidst turbulent international cross-currents. The currency and banking crisis that began during the summer in Thailand spread throughout Asia by year end. In general, fixed income markets in less-developed economies, like Russia and Brazil, were all negatively affected. Many of these bond markets had been among the outstanding total return performers for the last two years. As the crisis worsened in late December and early January, investors continued to flee for the safe haven of U.S. Treasuries and the U.S. dollar, which pushed up the values for these assets.

Our initial posture was to minimize the Fund's exposure to the Asian chaos and, consequently, over 77% of the Fund was invested in U.S.-related securities by January 31st. Of the 22% exposure to foreign bonds, 19% of the portfolio was invested in investment-grade issuers, like the Province of Quebec and the Bank of Austria. Our holdings in the more aggressive foreign markets were limited to government bonds issued by Mexico. Our lower-rated, U.S. high yield exposure was approximately 27% as of January 31st. All of our investments in the Fund were dollar-denominated. The Fund returned 2.89% for Class A before sales charge, from December 1, 1997 to January 31, 1998. The Lehman Aggregate Bond Index returned 2.29% during this same time period. The Fund's outperformance of the index was due mainly to the performance of the Fund's high yield holdings.

OUTLOOK

Going forward, we believe that a slowdown in the global economy precipitated by the Asian crisis should mute inflationary pressures, which should generally prove beneficial for bonds. We also believe that some of our best opportunities in the future may lie within the Pacific Rim markets or other less-developed foreign markets that have been unfairly tarnished by the recent world-wide volatility.

Sincerely,

[SIGNATURE]                                                       [SIGNATURE]
Dean C. Kopperud                                                  Howard G. Hudson
President                                                         Vice President

PORTFOLIO COMPOSITION BY INDUSTRY AS OF 1/31/98

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Corporate Bonds - Non-Investment Grade           27.3%
Foreign Bonds - Investment Grade                 19.0%
U.S. Treasury Securities                         17.4%
Corporate Bonds - Investment Grade               12.2%
Cash Equivalent/Receivables                       6.2%
Asset Backed Securities                           5.0%
FNMAs                                             4.8%
Municipal Bonds                                   4.7%
Foreign Bonds - Non-Investment Grade              3.4%

TOP 10 HOLDINGS AS OF 1/31/98

                                                         Percent of
Bonds                                                    Net Assets
-------------------------------------------------------------------
 1.  U.S. Treasury Note (6.625%) 2002                        14.4%
 2.  News America Holdings (8.875%) 2023                      2.8%
 3.  Bank Austria AG (7.25%) 2017                             2.5%
 4.  J.P. Morgan Commercial Mortgage Finance Corp.
     (7.472%) 2028                                            2.5%
 5.  Quebec (Providence of) (7.50%) 2002                      2.5%
 6.  Lehman Brothers Holdings (7.375%) 2004                   2.5%
 7.  360 Communications Co. (7.50%) 2006                      2.5%
 8.  Trans-Canada Pipelines Ltd. (7.06%) 2025                 2.5%
 9.  Empresa Nacional de Electricidad (7.325%) 2037           2.5%
10.  Saga Petroleum ASA (7.25%) 2027                          2.5%

CLASS B, C AND H AVERAGE ANNUAL TOTAL RETURNS

                                              Since
                                           Inception+
-------------------------------------------------------
Class B shares#                                 2.79%
Class B shares##                               (0.81%)
Class C shares#                                 2.81%
Class C shares##                                1.81%
Class H shares#                                 2.81%
Class H shares##                               (0.79%)

Past performance is not indicative of future performance. Total returns include reinvestment of all dividend and capital gains distributions. The performance of the separate classes (A, B, C, and H) will vary based on the differences in sales loads and distribution fees paid by shareholders investing in the different classes. Class A has a maximum sales charge of 4.50%, Class B and H have a CDSC of 4.00% if redeemed within two years of purchase, or 3.00% if redeemed in year three or four (with a waiver of 10% of the amount invested). Class C has a CDSC of 1.00% if redeemed within one year of purchase.
  #  Without CDSC.
 ##  With CDSC. Assumes redemption on January 31, 1998.
  +  Since December 1, 1997 -- Date shares were first offered to the public

VALUE OF $10,000 INVESTED DECEMBER 1, 1997

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                        LEHMAN BROTHERS         STRATEGIC INCOME
                                    AGGREGATE BOND INDEX***       FUND CLASS A
12/1/97                                               $10,000             $10,000
98                                                    $10,230             $10,289
Strategic Income Fund Class A
Two Month Total Return
                                      Since December 1, 1997@
With Sales Charge*                                     -1.74%
Without Sales Charge**                                 +2.89%

                         Annual period ended January 31
Past performance is not indicative of future performance. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.
  * SEC defined total returns, including reinvestment of all dividend and capital gains distributions and the reduction due to the maximum sales charge of 4.50%.
 ** These are the portfolios total returns during the period, including reinvestment of all dividend and capital gains distributions without adjustment for sales charge.
*** An unmanaged index of government, corporate and mortgage-backed securities with an average maturity of approximately nine years.
  @  Date shares were first offered to the public.

                                      Photo
"It makes sense to put part of my money into the High Yield Portfolio. I want the opportunity to earn the kind of returns that high yield bonds can offer."

YOUR FORTIS HIGH YIELD PORTFOLIO

LONG-TERM INVESTORS, WILLING TO ACCEPT GREATER PRICE FLUCTUATIONS, MAY CHOOSE TO DIVERSIFY THEIR STOCK OR BOND INVESTMENTS WITH THIS PORTFOLIO OF HIGHER YIELDING BONDS. ITS MONEY MANAGERS INVEST IN A WIDELY DIVERSIFIED PORTFOLIO OF LOWER-RATED CORPORATE BONDS.

REVIEW

Buoyed by the strength of the global economy, low default rates, low inflation and robust U.S. stock and Treasury bond markets, high yield securities, on average, recorded their third straight year of double-digit returns in the period ended January 31, 1998.

The High Yield Portfolio recorded a disappointing 3.66 percent return for Class A before sales charge for the semi-annual period. Although the Portfolio generated well above-average income, it fell short of its goal of delivering above-average total returns (income plus change in market value) versus its competitive universe. Most of the shortfall in the 1997's performance can be attributed to specific bond holdings, rather than industry sector or quality weightings.

Australis Media, an Australian pay-television operator, had its bonds drop substantially in price after a failed merger. The bonds of Wireless One, a U.S. wireless cable television company, declined throughout the year as concerns increased that the company had insufficient cash to continue the construction of its cable systems. From an industry sector standpoint, our focus on telecommunication companies and traditional cable television companies helped the Portfolio's performance. Also beneficial was our avoidance of supermarket bonds, and generally, bonds issued by companies sensitive to the business cycle, like steel, chemical and forest products concerns.

OUTLOOK

Our 1998 outlook for high yield bonds is positive, but cautious. The near-collapse of the Asian economies may slow the U.S. economy in 1998 and thereby increase the risk of default among lower-rated issuers of corporate debt. Although demand for high yielding, lower-rated paper is at all-time highs, the difference ("spread") between these securities and U.S. government bonds is historically narrow. In addition, the U.S. stock market, often the primary source for companies looking to reduce their debt burden, has had an unprecedented three-year upswing, which may prove hard to match in 1998. Our current strategy is to work to improve the overall credit quality of the portfolio. While this may result in lower dividends at some point in the year, our efforts will be focused on improving the total return of the portfolio.

Sincerely,

[SIGNATURE]                                                       [SIGNATURE]
Dean C. Kopperud                                                  Howard G. Hudson
President                                                         Vice President

PORTFOLIO COMPOSITION BY INDUSTRY AS OF 1/31/98

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Other                              36.1%
Telecommunications                 18.0%
Cable Television                   17.4%
Housing                             5.1%
Health Care Services                4.8%
Textile Manufacturing               4.8%
Broadcasting                        4.3%
Publishing                          3.7%
Industrial                          3.6%
Cash Equivalent/Receivables         2.2%

TOP 10 HOLDINGS AS OF 1/31/98

                                                         Percent of
Bonds                                                    Net Assets
-------------------------------------------------------------------
 1.  MDC Holdings, Inc. (11.25%) 2003                         3.2%
 2.  HMH Properties, Inc. (9.50%) 2005                        2.1%
 3.  Petersen Publishing Co., LLC (11.125%) 2006              2.1%
 4.  Falcon Holdings Group (11.00%) 2003                      2.0%
 5.  Galaxy Telecom L.P. (12.375%) 2005                       2.0%
 6.  Young Broadcasting, Inc. (11.75%) 2004                   2.0%
 7.  Clark Materials Handling (10.75%) 2006                   2.0%
 8.  Tenet Healthcare Corp. (10.125%) 2005                    2.0%
 9.  Omnipoint Corp. (11.625%) 2006                           1.9%
10.  Paragon Health Networks (9.79%) 2007                     1.9%

CLASS B, C AND H AVERAGE ANNUAL TOTAL RETURNS

                                                               Since
                                                    1 Year   Inception+
-----------------------------------------------------------------------
Class B shares#                                      9.55%      9.61%
Class B shares##                                     5.95%      8.92%
Class C shares#                                      9.56%      9.57%
Class C shares##                                     8.56%      9.57%
Class H shares#                                      9.70%      9.61%
Class H shares##                                     6.10%      8.92%

Past performance is not indicative of future performance. Total returns include reinvestment of all dividend and capital gains distributions. The performance of the separate classes (A, B, C, and H) will vary based on the differences in sales loads and distribution fees paid by shareholders investing in the different classes. Class A has a maximum sales charge of 4.50%, Class B and H have a CDSC of 4.00% if redeemed within two years of purchase, or 3.00% if redeemed in year three or four (with a waiver of 10% of the amount invested). Class C has a CDSC of 1.00% if redeemed within one year of purchase.
  #  Without CDSC.
 ##  With CDSC. Assumes redemption on January 31, 1998.
  +  Since November 14, 1994 -- Date shares were first offered to the public

VALUE OF $10,000 INVESTED FEBRUARY 1, 1988

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                   LEHMAN BROTHERS         HIGH YIELD
                                 HIGH YIELD INDEX***   PORTFOLIO CLASS A
2/1/88                                        $10,000              $9,418
89                                            $11,081              10,539
90                                             10,744               9,414
91                                             10,200               8,181
92                                             15,023              12,992
93                                             17,286              14,784
94                                             20,099              18,070
95                                             19,738              17,085
96                                             23,686              19,376
97                                             25,957              21,331
98                                             29,315              23,543
High Yield Portfolio Class A
Average Annual Total Return
                                               1 Year              5 Year    10 Year
With Sales Charge*                              5.40%               8.75%      8.94%
Without Sales Charge**                         10.37%               9.75%      9.44%

                         Annual period ended January 31
Past performance is not indicative of future performance. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.
  * SEC defined total returns, including reinvestment of all dividend and capital gains distributions and the reduction due to the maximum sales charge of 4.50%.
 ** These are the portfolios total returns during the period, including reinvestment of all dividend and capital gains distributions without adjustment for sales charge.
***  An unmanaged index of lower quality, high yield corporate debt securities.

FORTIS BOND FUNDS
U.S. GOVERNMENT SECURITIES FUND
Schedule of Investments
January 31, 1998 (Unaudited)

U.S. GOVERNMENT SECURITIES-95.96%

--------------------------------------------------------------------------------
    Principal                                                                         Market
      Amount                                                        Cost (a)         Value (b)
   ------------                                                   -------------    -------------
                  FEDERAL HOME LOAN MORTGAGE CORPORATION -
                  6.43%
                  MORTGAGE BACKED SECURITIES:
   $ 8,546,214    8.00% 2001-2002..............................   $   8,759,869    $   8,741,170
     3,344,380    9.00% 2001-2022..............................       3,543,363        3,555,837
       192,845    10.50% 2015..................................         207,369          211,105
       267,279    11.25% 2013-2014.............................         287,601          297,849
       816,690    11.50% 2015-2019.............................         883,327          915,457
       754,860    11.75% 2010-2015.............................         827,251          849,924
       169,219    12.50% 2019..................................         181,650          192,804
                                                                  -------------    -------------
                                                                     14,690,430       14,764,146
                                                                  -------------    -------------
                  NOTES:
     8,000,000    6.75% 2006...................................       8,241,630        8,477,480
                                                                  -------------    -------------
                  REMIC-PAC'S:
     1,005,525    9.00% Trust #136-D Pac 2020..................       1,010,348        1,016,607
                                                                  -------------    -------------
                  TOTAL FEDERAL HOME LOAN MORTGAGE
                    CORPORATION................................      23,942,408       24,258,233
                                                                  -------------    -------------
                  FEDERAL NATIONAL MORTGAGE ASSOCIATION -
                  29.26%
                  MORTGAGE BACKED SECURITIES:
     3,980,000    6.00% 2013 (g)...............................       3,933,981        3,938,954
    17,605,467    6.50% 2013-2028 (g)..........................      17,659,038       17,616,283
     1,448,889    6.54% 2007...................................       1,475,875        1,494,789
    17,467,050    7.00% 2003-2028 (g)..........................      17,614,268       17,727,733
     6,837,900    7.184% 2006..................................       6,746,125        7,259,125
    21,085,136    7.50% 2022-2028 (g)..........................      21,528,598       21,671,556
     1,111,480    8.00% 2025...................................       1,063,895        1,152,466
     1,348,668    8.50% 2022...................................       1,417,109        1,405,986
       128,538    9.00% 2020...................................         127,292          136,812
     1,306,432    9.75% 2020...................................       1,409,314        1,408,904
       806,290    10.00% 2023..................................         879,612          874,573
       884,943    10.50% 2012-2018.............................         948,505          968,736
       205,286    10.75% 2013..................................         211,445          226,007
     2,388,765    11.00% 2015-2020.............................       2,577,873        2,644,810
       389,567    11.25% 2013..................................         409,045          433,880
       171,898    11.50% 2015..................................         185,082          192,580
       384,346    12.00% 2011-2016.............................         410,922          434,672
       527,470    12.50% 2015..................................         591,228          600,822
                                                                  -------------    -------------
                                                                     79,189,207       80,188,688
                                                                  -------------    -------------
                  NOTES:
     2,000,000    5.25% 2003 (f)...............................       1,993,296        1,967,058
     6,065,000    6.58% 2007...................................       6,050,975        6,390,339
     3,980,000    7.15% 2007...................................       4,328,610        4,351,533
     9,750,000    7.65% 2005...................................       9,886,868       10,797,911
                                                                  -------------    -------------
                                                                     22,259,749       23,506,841
                                                                  -------------    -------------
                  REMIC-Z BONDS:
     6,650,662    6.89% Z-Tranch Ser 1997-M Class 2A 2035
                    (e)........................................       6,288,704        6,634,036
                                                                  -------------    -------------
                  TOTAL FEDERAL NATIONAL MORTGAGE
                    ASSOCIATION................................     107,737,660      110,329,565
                                                                  -------------    -------------
                  GOVERNMENT NATIONAL MORTGAGE ASSOCIATION -
                  9.26%
                  MORTGAGE BACKED SECURITIES:
     2,348,440    6.675% American Southwest Financial Services
                    1996-FHA1 2001 (GNMA Backed)...............       2,352,001        2,360,182
     8,160,782    7.00% 2024...................................       8,046,259        8,283,194
     2,783,772    8.00% 2017-2022..............................       2,848,962        2,891,644
     2,846,604    9.00% 2022...................................       2,939,118        3,052,982
    16,334,787    9.50% 2016-2019..............................      17,067,519       17,624,286
       597,145    11.00% 2015-2018.............................         643,206          655,740
        63,443    11.25% 2015..................................          67,369           70,124
                                                                  -------------    -------------
                  TOTAL GOVERNMENT NATIONAL MORTGAGE
                    ASSOCIATION................................      33,964,434       34,938,152
                                                                  -------------    -------------

FORTIS BOND FUNDS
U.S. GOVERNMENT SECURITIES FUND (CONTINUED)
Schedule of Investments
January 31, 1998 (Unaudited)

U.S. GOVERNMENT SECURITIES-CONTINUED
--------------------------------------------------------------------------------

    Principal                                                                         Market
      Amount                                                        Cost (a)         Value (b)
   ------------                                                   -------------    -------------
                  OTHER DIRECT FEDERAL OBLIGATIONS - 10.25%
                  FEDERAL HOME LOAN BANK:
   $ 7,500,000    5.925% 2000 (f)..............................   $   7,510,842    $   7,577,175
    28,650,000    7.31% 2004...................................      28,570,552       31,073,332
                                                                  -------------    -------------
                  TOTAL OTHER DIRECT FEDERAL OBLIGATIONS.......      36,081,394       38,650,507
                                                                  -------------    -------------
                  OTHER GOVERNMENT AGENCIES - 0.70%
                  RESOLUTION FUNDING CORPORATION:
     7,000,000    7.355% 2014 (d)..............................       2,143,989        2,642,073
                                                                  -------------    -------------
                  U.S. TREASURY SECURITIES - 40.06%
                  BONDS:
        45,000    6.375% 2027 (f)..............................          48,851           48,333
    18,630,000    8.125% 2019 (f)..............................      21,446,487       23,648,456
    10,400,000    8.75% 2017 (f)...............................      14,021,571       13,819,000
                                                                  -------------    -------------
                                                                     35,516,909       37,515,789
                                                                  -------------    -------------
                  NOTES:
     1,600,000    6.00% 1999 (f)...............................       1,599,282        1,613,499
    22,990,000    6.125% 2001 (f)..............................      22,777,026       23,564,750
    37,280,000    6.375% 2000 (f)..............................      37,554,477       38,083,831
    24,450,000    6.625% 2002-2007 (f).........................      25,422,182       25,716,503
    12,980,000    6.875% 2006 (f)..............................      13,484,470       14,095,462
                                                                  -------------    -------------
                                                                    100,837,437      103,074,045
                                                                  -------------    -------------
                  STRIPS:
    20,600,000    6.19% 2009 (d)(f)............................      10,041,101       10,478,993
                                                                  -------------    -------------
                  TOTAL U.S. TREASURY SECURITIES...............     146,395,447      151,068,827
                                                                  -------------    -------------
                  TOTAL U.S. GOVERNMENT SECURITIES.............   $ 350,265,332    $ 361,887,357
                                                                  -------------    -------------
                                                                  -------------    -------------

SHORT-TERM INVESTMENTS-16.36%

--------------------------------------------------------------------------------
    Principal                                                        Market
      Amount                                                        Value (b)
   ------------                                                   -------------
                  INVESTMENT COMPANY-3.99%
   $15,048,722    Federated Treasury Obligation Fund, Current
                    rate -- 5.09%..............................   $  15,048,722
                                                                  -------------
                  U.S. GOVERNMENT AGENCY-12.37%
    20,200,000    Federal Home Loan Mortgage Corp., 5.49%,
                    2-20-1998 (f)..............................      20,139,512
     5,000,000    Federal National Mortgage Association, 5.50%,
                    2-27-1998..................................       4,979,750
     5,000,000    Federal National Mortgage Association, 5.51%,
                    2-25-1998..................................       4,981,215
    16,600,000    Federal National Mortgage Association, 5.52%,
                    2-12-1998 (f)..............................      16,569,954
                                                                  -------------
                                                                     46,670,431
                                                                  -------------
                  TOTAL SHORT-TERM INVESTMENTS.................      61,719,153
                                                                  -------------
                                                                  -------------
                  TOTAL INVESTMENTS IN SECURITIES (COST:
                    $411,984,485) (a)..........................   $ 423,606,510
                                                                  -------------
                                                                  -------------

 (a) At January 31, 1998, the cost of securities for federal income tax purposes was $412,187,006 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

          Unrealized appreciation...........................  $11,802,269
          Unrealized depreciation...........................     (382,765)
          ---------------------------------------------------------------
          Net unrealized appreciation.......................  $11,419,504
          ---------------------------------------------------------------

 (b) See Note 1 of accompanying Notes to Financial Statements regarding valuation of securities.
 (c) Note: Percentage of investments as shown is the ratio of the total market value to total net assets.
 (d) The interest rates disclosed for these securities represents the effective yield on the date of acquisition.
 (e) Z-Tranche securities pay no principal or interest during their inital accrual period, but accrue additional principal at a specified coupon rate. The interest rate disclosed represents the effective rate at which the additional principal is currently being accrued.
 (f) Security is fully or partially on loan at January 31, 1998. See Note 1 of accompanying Notes to Financial Statements.
 (g) The cost of securities purchased on a when-issued basis at January 31, 1998, was $49,615,962.

FORTIS BOND FUNDS
STRATEGIC INCOME FUND
Schedule of Investments
January 31, 1998 (Unaudited)

MUNICIPAL BONDS-4.69%

--------------------------------------------------------------------------------
                                                                Standard
    Principal                                                   & Poor's                      Market
     Amount                                                      Rating      Cost (a)       Value (b)
   -----------                                                  --------   ------------    ------------
                 GENERAL OBLIGATIONS-2.32%
   $  500,000    Massachusetts Bay, 5.00% Transportation Auth
                   Rev Bond Ser C 3-1-2024....................    AA-      $   482,312     $   487,179
                                                                           ------------    ------------
                 HIGHER EDUCATION-2.37%
      500,000    Pennsylvania State University, 5.00% Rev Bond
                   Ser A 8-15-2022............................    AA-          487,880         499,286
                                                                           ------------    ------------
                 TOTAL MUNICIPAL BONDS........................             $   970,192     $   986,465
                                                                           ------------    ------------
                                                                           ------------    ------------

ASSET BACKED SECURITIES-4.95%

--------------------------------------------------------------------------------
                                                                Standard
    Principal                                                   & Poor's                      Market
     Amount                                                      Rating      Cost (a)       Value (b)
   -----------                                                  --------   ------------    ------------
                 COMMERCIAL LOANS-4.95%
   $  500,000    GMAC Commercial Mortgage Securities, Inc.,
                   7.085% Ser 1997-C1 Class E 12-15-2010......    Baa*     $   498,992     $   506,269
      500,000    J.P. Morgan Commercial Mortgage Finance
                   Corp., 7.472% Ser 1997-C4 Class B
                   12-26-2028.................................    AA           525,237         534,922
                                                                           ------------    ------------
                 TOTAL ASSET BACKED SECURITIES................             $ 1,024,229     $ 1,041,191
                                                                           ------------    ------------
                                                                           ------------    ------------

CORPORATE BONDS-INVESTMENT GRADE-31.17%

--------------------------------------------------------------------------------
                                                                Standard
    Principal                                                   & Poor's                      Market
     Amount                                                      Rating      Cost (a)       Value (b)
   -----------                                                  --------   ------------    ------------
                 BANKS-6.20%
   $  350,000    Banco Santiago S.A., 7.00% Sub Note
                   7-18-2007..................................    BBB      $   346,755     $   353,109
      500,000    Bank Austria AG, 7.25% Sub Note 2-15-2017....    AAA          520,833         535,202
      400,000    Corestates Capital Corp., 6.75% Medium Term
                   Note 11-15-2006............................    A-           402,911         414,648
                                                                           ------------    ------------
                                                                             1,270,499       1,302,959
                                                                           ------------    ------------
                 BROKERAGE AND INVESTMENT-2.51%
      500,000    Lehman Brothers Holdings, 7.375% Sr Note
                   5-15-2004..................................    A            518,743         527,204
                                                                           ------------    ------------
                 CONSUMER FINANCE-2.40%
      500,000    Beneficial Corp., 6.33% Medium Term Note
                   12-18-2000.................................    A            501,497         503,692
                                                                           ------------    ------------
                 FOREIGN-GOVERNMENT-2.44%
      500,000    Poland (Republic of), 7.125% Yankee Bond
                   7-1-2004...................................    BBB-         501,115         513,750
                                                                           ------------    ------------
                 FOREIGN-GOVERNMENT AGENCIES-2.51%
      500,000    Quebec (Province of), 7.50% Yankee Bond
                   7-15-2002..................................    A+           520,875         528,529
                                                                           ------------    ------------
                 MEDIA-2.80%
      500,000    News America Holdings, 8.875% Deb
                   4-26-2023..................................    BBB-         580,503         589,058
                                                                           ------------    ------------
                 NATURAL GAS TRANSMISSIONS-2.47%
      500,000    Trans-Canada Pipelines Ltd., 7.06% Note
                   10-14-2025.................................    A-           504,198         519,154
                                                                           ------------    ------------
                 OIL-CRUDE PETROLEUM AND GAS-2.46%
      500,000    Saga Petroleum ASA, 7.25% Yankee Bond
                   9-23-2027..................................    BBB+         508,527         517,315
                                                                           ------------    ------------
                 SUPRANATIONAL-2.42%
      500,000    Corp Andina De Fomento, 7.10% Yankee Bond
                   2-1-2003...................................    BBB+         502,539         509,421
                                                                           ------------    ------------
                 TELECOMMUNICATIONS-2.50%
      500,000    360 Communications Co., 7.50% Sr Note
                   3-1-2006...................................    BBB-         521,429         526,092
                                                                           ------------    ------------
                 UTILITIES-ELECTRIC-2.46%
      500,000    Empresa Nacional de Electricidad, 7.325%
                   Yankee Bond 2-1-2037.......................    A-           497,103         517,349
                                                                           ------------    ------------
                 TOTAL CORPORATE BONDS - INVESTMENT GRADE.....             $ 6,427,028     $ 6,554,523
                                                                           ------------    ------------
                                                                           ------------    ------------

FORTIS BOND FUNDS
STRATEGIC INCOME FUND (CONTINUED)
Schedule of Investments
January 31, 1998 (Unaudited)

CORPORATE BONDS-NON-INVESTMENT GRADE-30.67%

--------------------------------------------------------------------------------
                                                                Standard
    Principal                                                   & Poor's                      Market
     Amount                                                      Rating      Cost (a)       Value (b)
   -----------                                                  --------   ------------    ------------
                 BROADCASTING-1.24%
   $  250,000    Sinclair Broadcasting Corp., 9.00% Sr Sub
                   Note 7-15-2007 (d).........................    B        $   251,222     $   260,937
                                                                           ------------    ------------
                 BUSINESS SERVICES AND SUPPLIES - 1.29%
      250,000    Dialog Corp. plc, 11.00% Sr Sub Note
                   11-15-2007 (d).............................    B            261,824         270,625
                                                                           ------------    ------------
                 CABLE TELEVISION - 3.68%
      250,000    Adelphia Communications, Inc., 9.25% Sr Note
                   10-1-2002..................................    B3*          254,920         260,625
      250,000    Cablevision Corp., 8.125% Deb 8-15-2009......    BB+          257,124         263,125
      250,000    Lenfest, 8.25% Sr Sub Note 2-15-2008 (f).....    BB-          249,315         249,315
                                                                           ------------    ------------
                                                                               761,359         773,065
                                                                           ------------    ------------
                 COMPUTER-HARDWARE -- 1.38%
      250,000    Unisys Corp., 11.75% Sr Note 10-15-2004......    B+           286,192         290,625
                                                                           ------------    ------------
                 ENERGY -- 1.17%
      250,000    Chesapeake Energy Corp., 7.875% Sr Note
                   3-15-2004..................................    BB-          246,693         246,875
                                                                           ------------    ------------
                 FOOD-MISCELLANEOUS - 2.48%
      250,000    Envirodyne Industries, Inc., 12.00% First
                   Priority Sr Secured Note 6-15-2000.........    B+           267,500         266,562
      250,000    Imperial Holly Corp., 9.75% Sr Sub Note
                   12-15-2007 (d).............................    B            250,622         255,937
                                                                           ------------    ------------
                                                                               518,122         522,499
                                                                           ------------    ------------
                 FOREIGN-GOVERNMENT - 1.26%
      250,000    Mexican United States, 9.875% Global Bond
                   1-15-2007..................................    BB           263,609         265,313
                                                                           ------------    ------------
                 HEALTH CARE SERVICES - 2.55%
      250,000    Paragon Health Networks, 9.50% Sr Sub Note
                   11-1-2007..................................    B-           250,309         260,625
      250,000    Tenet Healthcare Corp., 10.125% Sr Sub Note
                   3-1-2005...................................    B+           274,118         275,313
                                                                           ------------    ------------
                                                                               524,427         535,938
                                                                           ------------    ------------
                 HOTEL AND MOTEL - 1.27%
      250,000    HMH Properties, Inc., 9.50% Sr Note
                   5-15-2005..................................    BB-          266,999         267,188
                                                                           ------------    ------------
                 INDUSTRIAL - 1.23%
      250,000    Speedway Motorsports, Inc., 8.50% Sr Sub Deb
                   8-15-2007..................................    B+           253,699         259,375
                                                                           ------------    ------------
                 MACHINERY - 1.28%
      250,000    Clark Materials Handling, 10.75% Sr Note
                   11-15-2006.................................    B+           265,519         269,375
                                                                           ------------    ------------
                 PUBLISHING - 1.36%
      250,000    Petersen Publishing Co. LLC, 11.125% Sr Sub
                   Note 11-15-2006............................    B            283,547         285,000
                                                                           ------------    ------------
                 RETAIL-GROCERY - 1.24%
      250,000    Big V Supermarkets, 11.00% Sr Sub Note
                   2-15-2004..................................    B-           260,508         261,250
                                                                           ------------    ------------
                 STEEL AND IRON - 1.27%
      250,000    Weirton Steel Corp., 11.375% Sr Note
                   7-1-2004...................................    B            264,736         266,250
                                                                           ------------    ------------
                 TELECOMMUNICATIONS - 6.76%
      250,000    Intermedia Communications, 8.50% Sr Note
                   1-15-2008..................................    B            250,000         259,375
      250,000    Iridium LLC/Capital Corp., 14.00% Sr Note
                   7-15-2005..................................    B-           272,983         280,000
      250,000    Microcell Telecommunications, Inc., 12.30% Sr
                   Disc Note 6-1-2006 (Zero coupon through
                   12-1-2001, thereafter 14.00%) (e)..........    B3*          165,034         180,000
      250,000    Nextel Communications, Inc., 10.03% Sr Disc
                   Note 9-15-2007 (Zero coupon through
                   9-15-2002, thereafter 10.65%) (e)..........    CCC+         160,924         166,250
      250,000    Omnipoint Corp., 11.625% Sr Note 8-15-2006...    CCC+         264,848         273,750
      250,000    Phonetel Technologies, Inc., 12.00% Sr Note
                   12-15-2006.................................    B3*          260,550         262,500
                                                                           ------------    ------------
                                                                             1,374,339       1,421,875
                                                                           ------------    ------------
                 TEXTILE MANUFACTURING - 1.21%
      250,000    Maxim Group, Inc., 9.25% Sr Note 10-15-2007
                   (d)........................................    NR           243,828         254,375
                                                                           ------------    ------------
                 TOTAL CORPORATE BONDS - NON-INVESTMENT
                   GRADE......................................             $ 6,326,623     $ 6,450,565
                                                                           ------------    ------------
                                                                           ------------    ------------

U.S. GOVERNMENT SECURITIES - 22.21%

--------------------------------------------------------------------------------
    Principal                                                                       Market
     Amount                                                        Cost (a)       Value (b)
   -----------                                                   ------------    ------------
                 FEDERAL NATIONAL MORTGAGE ASSOCIATION - 4.84%
                 MORTGAGE BACKED SECURITIES:
   $  499,617    6.54% 2007...................................   $   508,922     $   515,445
      495,798    7.00% 2028 (f)...............................       503,661         502,460
                                                                 ------------    ------------
                 TOTAL FEDERAL NATIONAL MORTGAGE
                   ASSOCIATION................................     1,012,583       1,017,905
                                                                 ------------    ------------
                 U.S. TREASURY SECURITIES - 17.37%
                 NOTES:
      400,000    5.75% 2002...................................       399,393         405,500
    2,900,000    6.625% 2002..................................     2,983,832       3,029,592
      200,000    6.875% 2006..................................       212,327         217,187
                                                                 ------------    ------------
                 TOTAL U.S. TREASURY SECURITIES...............     3,595,552       3,652,279
                                                                 ------------    ------------
                 TOTAL U.S. GOVERNMENT SECURITIES.............     4,608,135       4,670,184
                                                                 ------------    ------------
                                                                 ------------    ------------
                 TOTAL LONG-TERM INVESTMENTS..................   $19,356,207     $19,702,928
                                                                 ------------    ------------
                                                                 ------------    ------------

SHORT-TERM INVESTMENTS -- 6.65%

--------------------------------------------------------------------------------
    Principal                                                       Market
     Amount                                                       Value (b)
   -----------                                                   ------------
                 BANKS - 4.76%
   $1,000,645    First Trust Money Market Variable Rate Time
                   Deposit, Current rate -- 5.47%.............   $ 1,000,645
                                                                 ------------
                 U.S. GOVERNMENT AGENCY - 1.89%
      400,000    Federal National Mortgage Association, 5.50%,
                   2-27-1998..................................       398,380
                                                                 ------------
                 TOTAL SHORT-TERM INVESTMENTS.................     1,399,025
                                                                 ------------
                                                                 ------------
                 TOTAL INVESTMENTS IN SECURITIES (COST:
                   $20,755,232) (a)...........................   $21,101,953
                                                                 ------------
                                                                 ------------

 (a) At January 31, 1998, the cost of securities for federal income tax purposes was $20,755,232 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

          Unrealized appreciation...........................  $   348,860
          Unrealized depreciation...........................       (2,139)
          ---------------------------------------------------------------
          Net unrealized depreciation.......................  $   346,721
          ---------------------------------------------------------------

 (b) See Note 1 of accompanying Notes to Financial Statements regarding valuation of securities.
 (c) Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 22.40% of total net assets as of January 31, 1998.
 (d) Securities issued within the terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or to other "accredited investors". These investments have been identified by portfolio management as illiquid securities:

Date Acquired       Shares/Par   Security                                                                         Cost Basis
------------------  -----------  -------------------------------------------------------------------------------  -----------
December 31, 1997      250,000   Dialog Corp. due 2007 - 144A                                                      $ 261,824
December 31, 1997      250,000   Imperial Holly Corp. due 2007 - 144A                                                250,622
November 14, 1997      250,000   Maxim Group, Inc. due 2007 - 144A                                                   243,828
November 14, 1997      250,000   Sinclair Broadcasting Corp. due 2007 - 144A                                         251,222

    The aggregate value of these securities at January 31, 1998, was $1,041,875, which represents 4.95% of total net assets.
 (e) The interest rate disclosed for this security represents the effective yield on the date of acquisition.
 (f) The cost of securities purchased on a when-issued basis at January 31, 1998, was $752,976.
  * Moody's Rating

FORTIS BOND FUNDS
HIGH YIELD PORTFOLIO
Schedule of Investments
January 31, 1998 (Unaudited)

COMMON STOCKS AND WARRANTS-0.42%

--------------------------------------------------------------------------------
                                                                                    Market
     Shares                                                       Cost (b)         Value (c)
   ----------                                                   -------------    -------------
                APPAREL-0.04%
       1,250    Hosiery Corp. of America Class A (a)(e)......   $      21,150    $      87,500
                                                                -------------    -------------
                AUTOMOBILE AND MOTOR VEHICLE PARTS-0.02%
       2,500    Highwaymaster Communications, Inc. (Warrants)
                  (a)(e).....................................          43,579           43,750
                                                                -------------    -------------
                CABLE TELEVISION-0.00%
      10,000    American Telecasting, Inc. (Warrants)
                  (a)(e).....................................          20,000              100
       8,000    Australis Media Ltd. (Warrants) (a)(e).......              80                8
       4,000    People's Choice T.V. Corp. (Warrants)
                  (a)(e).....................................             647               40
                                                                -------------    -------------
                                                                       20,727              148
                                                                -------------    -------------
                CONSUMER GOODS-0.01%
       1,800    Chattem, Inc. (Warrants) (a)(e)..............          18,424           18,450
       3,000    Wireless One, Inc. (Warrants) (a)(e).........          23,493            3,000
                                                                -------------    -------------
                                                                       41,917           21,450
                                                                -------------    -------------
                LEISURE TIME-AMUSEMENTS-0.00%
       1,000    Boomtown, Inc. (Warrants) (a)(e).............           6,340               10
          68    Capital Gaming International, Inc. (a)(e)....         133,350                1
       6,000    Hemmeter Enterprises, Inc. (Warrants)
                  (a)(e).....................................          24,000                0
                                                                -------------    -------------
                                                                      163,690               11
                                                                -------------    -------------
                TELECOMMUNICATIONS-0.35%
       4,500    American Communications Services, Inc.
                  (Warrants) (a)(e)..........................         205,650          585,000
       6,600    Clearnet Communications, Inc. (Warrants)
                  (a)(e).....................................          76,725           46,200
       1,000    Hyperion Telecom (Warrants) (a)(e)...........          20,000           60,000
      12,800    Powertel, Inc. (Warrants) (a)(e).............          94,118           96,000
                                                                -------------    -------------
                                                                      396,493          787,200
                                                                -------------    -------------
                TOTAL COMMON STOCKS AND WARRANTS.............   $     687,556    $     940,059
                                                                -------------    -------------
                                                                -------------    -------------

CORPORATE BONDS-NON-INVESTMENT GRADE-97.38%

--------------------------------------------------------------------------------
                                                                Standard
    Principal                                                   & Poor's                       Market
     Amount                                                      Rating      Cost (b)         Value (c)
   -----------                                                  --------   -------------    -------------
                 AIR FREIGHT-0.69%
   $1,500,000    Kitty Hawk, Inc., 9.95% Sr Note 11-15-2004
                   (e)........................................    B+       $   1,536,983    $   1,563,750
                                                                           -------------    -------------
                 APPAREL-1.21%
    2,500,000    Hosiery Corp. of America, Inc., 13.75% Sr Sub
                   Note 8-1-2002..............................    B-           2,668,584        2,731,250
                                                                           -------------    -------------
                 AUTOMOBILE MANUFACTURERS-1.11%
    2,500,000    Navistar International, 8.0% Sr Sub Note
                   2-1-2008 (g)...............................    BB-          2,494,875        2,494,875
                                                                           -------------    -------------
                 AUTOMOBILE AND MOTOR VEHICLE PARTS-2.15%
    2,000,000    Collins & Aikman Products, 11.50% Sr Sub Note
                   4-15-2006..................................    B            2,191,318        2,250,000
    2,500,000    Highwaymaster, Inc., 13.75% Sr Note
                   9-15-2005..................................    B-           2,501,481        2,606,250
                                                                           -------------    -------------
                                                                               4,692,799        4,856,250
                                                                           -------------    -------------
                 BROADCASTING-4.28%
    1,750,000    Commodore Media, Inc., 7.50% Sr Sub Note
                   5-1-2003...................................    B2*          1,740,519        1,960,000
    3,000,000    Sinclair Broadcasting Group, Inc., 10.00% Sr
                   Sub Note 9-30-2005.........................    B            3,097,695        3,247,500
    4,000,000    Young Broadcasting, Inc., 11.75% Sr Sub Note
                   11-15-2004.................................    B            4,413,963        4,460,000
                                                                           -------------    -------------
                                                                               9,252,177        9,667,500
                                                                           -------------    -------------
                 BUSINESS SERVICES AND SUPPLIES-2.28%
    2,000,000    Dialog Corp. plc, 11.00% Sr Sub Note
                   11-15-2007 (e).............................    B            2,000,000        2,165,000
    3,000,000    T/SF Communications Corp., 10.375% Sr Sub
                   Note 11-1-2007 (g).........................    B-           3,000,000        2,977,500
                                                                           -------------    -------------
                                                                               5,000,000        5,142,500
                                                                           -------------    -------------

--------------------------------------------------------------------------------

                                                                Standard
    Principal                                                   & Poor's                       Market
     Amount                                                      Rating      Cost (b)         Value (c)
   -----------                                                  --------   -------------    -------------
                 CABLE TELEVISION-17.35%
   $3,500,000    Adelphia Communications, Inc., 9.25% Sr Note
                   10-1-2002..................................    B3*      $   3,571,014    $   3,648,750
    3,500,000    American Telecasting, Inc., 24.17% Sr Disc
                   Note 8-15-2005 (Zero coupon through
                   8-15-2000, thereafter 14.50%) (f)..........    CCC+         1,448,988          875,000
   10,035,432    Australis Media Ltd., 14.00% Sr Sub Disc Note
                   5-15-2003 (Zero coupon through 5-15-2000,
                   thereafter 15.75%) (f).....................    D            7,333,584        4,014,173
    1,000,000    Cablevision Systems Corp., 10.50% Sr Sub Deb
                   5-15-2016..................................    BB-          1,014,704        1,180,000
    2,000,000    Cablevision Systems Corp., 9.25% Sr Sub Note
                   11-1-2005..................................    BB-          2,105,649        2,150,000
    2,500,000    Century Communications Corp., 8.875% Sr Note
                   1-15-2007..................................    BB-          2,581,936        2,618,750
    4,275,000    Falcon Holding Group, L.P., 11.00% Sr Sub
                   Note Ser B 9-15-2003 (Interest is
                   Payable-in-Kind)...........................    NR           4,150,916        4,554,815
    4,000,000    Galaxy Telecom L.P., 12.375% Sr Sub Note
                   10-1-2005..................................    B-           4,375,176        4,460,000
    1,500,000    Lenfest, 7.625% Sr Note 2-15-2008 (g)........    BB+          1,495,800        1,495,800
    1,750,000    Lenfest, 8.25% Sr Sub Note 2-15-2008 (g).....    BB-          1,745,205        1,745,205
    3,000,000    Olympus Communication L.P., 10.625% Sr Note
                   11-15-2006.................................    B            3,000,000        3,337,500
    3,000,000    People's Choice T.V. Corp., 23.14% Sr Disc
                   Note 6-1-2004 (Zero coupon through
                   6-1-2000, thereafter 13.125%) (f)..........    CCC+         1,397,321        1,080,000
    7,000,000    People's Choice T.V. Corp., 25.22% Sr Disc
                   Note 6-1-2004 (Zero coupon through
                   6-1-2000, thereafter 13.125%) (and
                   warrants) (f)..............................    CCC+         2,988,344        2,520,000
    2,000,000    Rifkin Aquisition Partners LP, 11.125% Sr Sub
                   Note 1-15-2006.............................    B3*          2,217,293        2,207,500
    1,000,000    Source Media, Inc., 12.00% Sr Secured Note
                   11-1-2004 (g)..............................    B-           1,000,000          985,000
    6,000,000    Wireless One, Inc., 13.00% Sr Note
                   10-15-2003.................................    B-           3,893,216        2,040,000
    1,500,000    Wireless One, Inc., 13.463% Sr Disc Note
                   8-1-2006 (Zero coupon through 8-1-2001,
                   thereafter 13.50%) (f)                         B-             944,370          270,000
                                                                           -------------    -------------
                                                                              45,263,516       39,182,493
                                                                           -------------    -------------
                 CHEMICALS-1.18%
    2,000,000    Agricultural Minerals & Chemicals, 10.75% Sr
                   Note 9-30-2003.............................    BB-          2,091,964        2,140,000
      500,000    Sterling Chemicals, Inc., 11.75% Sr Sub Note
                   8-15-2006..................................    B+             550,307          515,000
                                                                           -------------    -------------
                                                                               2,642,271        2,655,000
                                                                           -------------    -------------
                 COMPUTER-HARDWARE-1.67%
    2,250,000    Unisys Corp., 11.75% Sr Note 10-15-2004......    B+           2,464,678        2,615,625
    1,000,000    Unisys Corp., 12.00% Sr Note 4-15-2003.......    B+           1,113,190        1,143,750
                                                                           -------------    -------------
                                                                               3,577,868        3,759,375
                                                                           -------------    -------------
                 CONSUMER GOODS-0.63%
    1,250,000    Chattem, Inc., 12.75% Sr Sub Note Ser B
                   6-15-2004..................................    B-           1,252,010        1,418,750
                                                                           -------------    -------------
                 COSMETICS AND SUNDRIES-0.44%
    1,000,000    Revlon Consumer Products, 8.625% Sr Note
                   2-1-2008 (g)...............................    B-             999,660          996,810
                                                                           -------------    -------------
                 DAIRY PRODUCTS-0.86%
    2,000,000    Fage Dairy Industries, Inc., 9.00% Sr Note
                   7-1-2007...................................    BB           1,962,383        1,950,000
                                                                           -------------    -------------
                 ELECTRONIC-DEFENSE-0.46%
    1,000,000    Tracor, Inc., 8.50% Sr Sub Note 3-1-2007.....    B+           1,047,450        1,045,000
                                                                           -------------    -------------
                 ENERGY-2.87%
    1,750,000    Chesapeake Energy Corp., 7.875% Sr Note
                   3-15-2004..................................    BB-          1,726,850        1,728,125
    2,000,000    Energy Corp. of America, 9.50% Sr Sub Note
                   5-15-2007..................................    B            2,009,955        2,010,000
    2,500,000    KCS Energy, Inc., 11.00% Sr Note 1-15-2003...    B            2,766,350        2,743,750
                                                                           -------------    -------------
                                                                               6,503,155        6,481,875
                                                                           -------------    -------------
                 ENTERTAINMENT-0.88%
    2,000,000    Fox Kids Worldwide, Inc., 9.25% Sr Note
                   11-1-2007 (g)..............................    B            1,915,833        1,990,000
                                                                           -------------    -------------
                 FINANCE COMPANIES-0.60%
    1,137,000    Homeside, Inc., 11.25% Second Priority Sr
                   Secured Note 5-15-2003.....................    BB+          1,172,143        1,353,030
                                                                           -------------    -------------
                 FOOD-MISCELLANEOUS-1.89%
    4,000,000    Envirodyne Industries, Inc., 12.00% First
                   Priority Sr Secured Note 6-15-2000.........    B+           4,185,478        4,265,000
                                                                           -------------    -------------

FORTIS BOND FUNDS
HIGH YIELD PORTFOLIO (CONTINUED)
Schedule of Investments
January 31, 1998 (Unaudited)

CORPORATE BONDS-NON-INVESTMENT GRADE-CONTINUED
--------------------------------------------------------------------------------

                                                                Standard
    Principal                                                   & Poor's                       Market
     Amount                                                      Rating      Cost (b)         Value (c)
   -----------                                                  --------   -------------    -------------
                 FOREST PRODUCTS-2.66%
   $2,000,000    Domtar, Inc., 8.75% Note 8-1-2006............    BB+      $   2,103,000    $   2,090,000
    4,000,000    Riverwood International, Inc., 10.875% Sr Sub
                   Note 4-1-2008..............................    CCC+         3,840,208        3,920,000
                                                                           -------------    -------------
                                                                               5,943,208        6,010,000
                                                                           -------------    -------------
                 HEALTH CARE SERVICES-4.78%
    2,000,000    Genesis Eldercare, 9.00% Sr Sub Note 8-1-2007
                   (e)........................................    B-           2,014,361        2,040,000
    6,500,000    Paragon Health Networks, 9.79% Sr Sub Note
                   11-1-2007 (Zero coupon through 11-1-2002,
                   thereafter 10.50%) (f)(g)..................    B-           4,206,756        4,338,750
    4,000,000    Tenet Healthcare Corp., 10.125% Sr Sub Note
                   3-1-2005...................................    B+           4,309,625        4,405,000
                                                                           -------------    -------------
                                                                              10,530,742       10,783,750
                                                                           -------------    -------------
                 HOTEL AND MOTEL-2.13%
    4,500,000    HMH Properties, Inc., 9.50% Sr Note
                   5-15-2005..................................    BB-          4,630,623        4,809,375
                                                                           -------------    -------------
                 HOUSING-5.10%
    6,500,000    MDC Holdings, Inc., 11.125% Note
                   12-15-2003.................................    BB-          6,607,954        7,182,500
    4,000,000    NVR, Inc., 11.00% Sr Note 4-15-2003..........    B+           4,202,718        4,335,000
                                                                           -------------    -------------
                                                                              10,810,672       11,517,500
                                                                           -------------    -------------
                 INDUSTRIAL-3.64%
    4,000,000    Inter-City Products Corp. USA, 9.75% Sr
                   Secured Note 3-1-2000......................    B+           4,058,794        4,060,000
    4,000,000    Speedway Motorsports, Inc., 8.50% Sr Sub Deb
                   8-15-2007..................................    B+           4,041,455        4,150,000
                                                                           -------------    -------------
                                                                               8,100,249        8,210,000
                                                                           -------------    -------------
                 LEISURE TIME-AMUSEMENTS-0.54%
    1,000,000    Showboat, Inc., 13.00% Sr Sub Note
                   8-1-2009...................................    B            1,082,500        1,220,000
                                                                           -------------    -------------
                 MACHINERY-1.95%
    4,095,000    Clark Materials Handling, 10.75% Sr Note
                   11-15-2006.................................    B+           4,237,358        4,412,362
                                                                           -------------    -------------
                 MEDICAL SUPPLIES-0.98%
    2,000,000    Maxxim Medical, 10.50% Sr Sub Note
                   8-1-2006...................................    B            2,204,911        2,205,000
                                                                           -------------    -------------
                 PUBLISHING-3.74%
    1,500,000    Affinity Group, 11.50% Sr Sub Note
                   10-15-2003.................................    B            1,597,325        1,597,500
    2,000,000    Garden State Newspapers, 8.75% Sr Sub Note
                   10-1-2009 (g)..............................    B+           2,014,916        2,060,000
    2,500,000    Marvel (Parent) Holdings, Inc., 12.69% Sr
                   Secured Zero Coupon Discount Note 4-15-1998
                   (a)(f).....................................    D            2,146,349           87,500
    4,125,000    Petersen Publishing Co. LLC, 11.125% Sr Sub
                   Note 11-15-2006............................    B            4,495,811        4,702,500
                                                                           -------------    -------------
                                                                              10,254,401        8,447,500
                                                                           -------------    -------------
                 RESTAURANTS AND FRANCHISING-1.88%
    2,000,000    Advantica Restaurant Group, Inc., 11.25% Sr
                   Note 1-15-2008.............................    B2*          2,164,702        2,140,000
    2,000,000    Friendly Ice Cream, 10.50% Sr Note
                   12-1-2007..................................    B            2,052,097        2,110,000
                                                                           -------------    -------------
                                                                               4,216,799        4,250,000
                                                                           -------------    -------------
                 RETAIL-GROCERY-0.00%
      350,000    Pay 'N' Pak Stores, Inc., 13.50% Sr Sub Deb
                   6-1-1998 (a)...............................    NR             350,000            1,750
                                                                           -------------    -------------
                 RETAIL-MISCELLANEOUS-0.00%
    1,000,000    Color Tile, Inc., 10.75% Sr Note 12-15-2001
                   (a)........................................    NR             590,000           10,000
                                                                           -------------    -------------
                 SHIP BUILDING, SHIPPING-0.95%
    2,000,000    Newport News Ship Building, 9.25% Sr Sub Note
                   12-1-2006..................................    B+           2,124,208        2,140,000
                                                                           -------------    -------------
                 STEEL AND IRON-1.89%
    4,000,000    Weirton Steel Corp., 11.375% Sr Note
                   7-1-2004...................................    B            4,210,313        4,260,000
                                                                           -------------    -------------
                 TELECOMMUNICATIONS-17.63%
    2,500,000    Cellular Communications, Inc., 11.96% Zero
                   Coupon Note 8-15-2000 (f)..................    CCC+         1,910,870        2,037,500
    2,500,000    Comcast Cellular Holdings, 9.50% Sr Note
                   5-1-2007...................................    BB+          2,649,734        2,662,500
    1,500,000    Flag Limited, 8.25% Sr Note 1-30-2008 (e)....    B+           1,500,000        1,541,250
    2,000,000    Fonorola, Inc., 12.50% Sr Secured Note
                   8-15-2002..................................    BB-          2,044,984        2,235,000
    2,500,000    Hyperion Telecommunication, 12.25% Sr Note
                   9-1-2004...................................    B            2,696,509        2,850,000

--------------------------------------------------------------------------------

                                                                Standard
    Principal                                                   & Poor's                       Market
     Amount                                                      Rating      Cost (b)         Value (c)
   -----------                                                  --------   -------------    -------------
   $1,000,000    Intermedia Communications, 8.50% Sr Note
                   1-15-2008 (g)..............................    B        $   1,026,174    $   1,037,500
    4,000,000    Intermedia Communications, Inc., 11.25% Sr
                   Disc Note 7-15-2007 (Zero Coupon through
                   7-15-2002, thereafter 11.25%) (f)..........    B            2,928,470        2,930,000
    2,000,000    Iridium LLC/Capital Corp., 14.00% Sr Note
                   7-15-2005..................................    B-           2,246,262        2,240,000
    2,000,000    ITC Deltacom, Inc., 11.00% Sr Note
                   6-1-2007...................................    B            2,241,633        2,250,000
    2,500,000    Mcleod USA, Inc., 9.25% Sr Note 7-15-2007....    B            2,699,741        2,687,500
    4,000,000    Microcell Telecommunications, Inc., 12.41% Sr
                   Disc Note 6-1-2006 (Zero coupon through
                   12-1-2001, thereafter 14.00%) (f)..........    B3*          2,654,726        2,880,000
    2,000,000    Nextel Communications, Inc., 10.27% Sr Disc
                   Note 9-15-2007 (Zero coupon through
                   9-15-2002, thereafter 10.65%) (f)..........    CCC+         1,307,099        1,330,000
      500,000    Omnipoint Corp., 11.625% Sr Note 8-15-2006...    CCC+           488,496          547,500
    4,000,000    Omnipoint Corp., 11.625% Sr Note Ser A
                   8-15-2006..................................    CCC+         3,874,840        4,380,000
    3,000,000    Phonetel Technologies, Inc., 12.00% Sr Note
                   12-15-2006.................................    B3*          3,062,466        3,150,000
    1,000,000    Poland Telecommunications Finance Corp.,
                   14.00% Sr Note 12-1-2007 (and warrants)
                   (e)........................................    NR           1,000,000        1,055,000
    3,500,000    Qwest Communications Int'l, 8.29% Sr Disc
                   Note 2-1-2008 (Zero coupon through
                   2-1-2003, thereafter 8.29%) (f)(g).........    B+           2,333,006        2,323,125
    2,000,000    Winstar Communications, Inc., 9.83% Sr Disc
                   Note 10-15-2005 (Zero coupon until
                   10-15-2000, thereafter 14.00%) (f).........    CCC+         1,651,578        1,660,000
                                                                           -------------    -------------
                                                                              38,316,588       39,796,875
                                                                           -------------    -------------
                 TEXTILE MANUFACTURING-4.81%
    2,000,000    Anvil Knitwear, Inc., 10.875% Sr Note
                   3-15-2007..................................    B+           2,041,298        2,075,000
    4,000,000    Dan River, Inc., 10.125% Sr Sub Note
                   12-15-2003.................................    B            4,280,958        4,280,000
    1,750,000    Maxim Group, Inc., 9.25% Sr Note 10-15-2007
                   (e)........................................    NR           1,714,183        1,780,625
    2,500,000    Pillowtex Corp., 10.00% Sr Sub Note
                   11-15-2006.................................    B+           2,653,942        2,731,250
                                                                           -------------    -------------
                                                                              10,690,381       10,866,875
                                                                           -------------    -------------
                 TRANSPORTATION-1.23%
    2,500,000    Greyhound Lines, Inc., 11.50% Sr Note
                   4-15-2007..................................    B-           2,612,422        2,784,375
                                                                           -------------    -------------
                 UTILITIES-ELECTRIC-1.83%
    4,000,000    AES Corp., 8.50% Sr Sub Note 11-2-2007 (e)...    B+           4,109,753        4,130,000
                                                                           -------------    -------------
                 WASTE DISPOSAL-1.09%
    2,125,000    Norcal Waste Systems, Inc., 13.50% Increasing
                   Rate Sr Note 11-15-2005....................    BB-          2,118,314        2,459,688
                                                                           -------------    -------------
                 TOTAL CORPORATE BONDS - NON-INVESTMENT
                   GRADE......................................               223,300,627      219,868,508
                                                                           -------------    -------------
                                                                           -------------    -------------
                 TOTAL LONG-TERM INVESTMENTS..................             $ 223,988,183    $ 220,808,567
                                                                           -------------    -------------
                                                                           -------------    -------------

SHORT-TERM INVESTMENTS-2.50%

--------------------------------------------------------------------------------
    Principal                                                       Market
     Amount                                                        Value (c)
   -----------                                                   -------------
                 BANKS-0.16%
   $  372,000    First Trust Money Market Variable Rate Time
                   Deposit, Current rate -- 5.47%.............   $     372,000
                                                                 -------------
                 DIVERSIFIED FINANCE-0.13%
      298,000    Associates Corp. Master Variable Rate Note,
                   Current rate -- 5.53%......................         298,000
                                                                 -------------
                 U.S. GOVERNMENT AGENCY-2.21%
    5,000,000    Federal National Mortgage Association, 5.50%,
                   2-27-1998..................................       4,979,750
                                                                 -------------
                 TOTAL SHORT-TERM INVESTMENTS.................       5,649,750
                                                                 -------------
                                                                 -------------
                 TOTAL INVESTMENTS IN SECURITIES (COST:
                   $229,637,933) (b)..........................   $ 226,458,317
                                                                 -------------
                                                                 -------------

 (a) Presently non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.
 (b) At January 31, 1998, the cost of securities for federal income tax purposes was $230,711,376 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation.....................................  $  6,443,313
Unrealized depreciation.....................................   (10,696,372)
--------------------------------------------------------------------------
Net unrealized depreciation.................................  $ (4,253,059)
--------------------------------------------------------------------------

 (c) See Note 1 of accompanying Notes to Financial Statements regarding valuation of securities.

FORTIS BOND FUNDS
HIGH YIELD PORTFOLIO (CONTINUED)
Schedule of Investments
January 31, 1998 (Unaudited)

--------------------------------------------------------------------------------
 (d) Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 7.26% of net assets as of January 31, 1998.
 (e) Securities issued within the terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or to other "accredited investors". These investments have been identified by portfolio management as illiquid securities:

Date Acquired       Shares/Par   Security                                                                        Cost Basis
------------------  -----------  ------------------------------------------------------------------------------  ----------
January 14, 1998     4,000,000   AES Corp. due 2007 - 144A                                                       $4,109,753
November 10, 1995        4,500   American Comm. Services, Inc. (Warrants) - 144A                                    205,650
June 16, 1994            8,500   American Telecasting, Inc. (Warrants) - 144A                                        17,000
July 28, 1994            1,500   American Telecasting, Inc. (Warrants) - 144A                                         3,000
June 10,1994             1,300   Chattem, Inc. (Warrants) - 144A                                                     16,549
April 25, 1995             500   Chattem, Inc. (Warrants) - 144A                                                      1,875
November 10, 1997    2,000,000   Dialog Corp. plc due 2007 - 144A                                                 2,000,000
January 23, 1998     1,500,000   Flag Limited due 2008 - 144A                                                     1,500,000
January 5, 1998        500,000   Genesis Eldercare due 2007 - 144A                                                  495,644
January 6, 1998        500,000   Genesis Eldercare due 2007 - 144A                                                  497,510
January 15, 1998     1,000,000   Genesis Eldercare due 2007 - 144A                                                1,021,207
July 11, 1994            6,000   Hemmeter Enterprises, Inc. (Warrants) - 144A                                        24,000
September 18, 1997         500   Highwaymaster Communications, Inc. (Warrants) - 144A                                 8,579
November 10, 1997        2,000   Highwaymaster Communications, Inc. (Warrants) - 144A                                35,000
October 7, 1994          1,250   Hosiery Corp. of America Class A (Warrants) - 144A                                  21,150
February 6, 1997         1,000   Hyperion Telecom (Warrants) - 144A                                                  20,000
December 10, 1997    1,500,000   Kitty Hawk, Inc. due 2004 - 144A                                                 1,536,983
November 17, 1997    1,000,000   Maxim Group, Inc. due 2007 - 144A                                                  975,313
November 25, 1997      750,000   Maxim Group, Inc. due 2007 - 144A                                                  738,870
September 6, 1996        1,000   People's Choice T.V. Corp. (Warrants) - 144A                                           617
October 3, 1997          3,000   People's Choice T.V. Corp. (Warrants) - 144A                                            30
November 24, 1997    1,000,000   Poland Telecommunications Finance Corp. due 2007 - 144A                          1,000,000
January 10, 1997        12,800   Powertel, Inc. (Warrants) - 144A                                                    94,118
October 17, 1996         1,500   Wireless One, Inc. (Warrants) - 144A                                                11,857
November 5, 1996         1,500   Wireless One, Inc. (Warrants) - 144A                                                11,636
November 1, 1996         4,000   Australis Media Ltd. (Warrants)                                                         80
May 29, 1997             2,000   Australis Media Ltd. (Warrants)                                                         20
June 24, 1997            2,000   Australis Media Ltd. (Warrants)                                                         20
November 3, 1993         1,000   Boomtown, Inc. (Warrants)                                                            6,340
January 10, 1994            68   Capital Gaming International, Inc. (Warrants)                                      133,350
August 5, 1996           1,650   Clearnet Communications, Inc. (Warrants)                                            24,750
October 1, 1996          4,950   Clearnet Communications, Inc. (Warrants)                                            51,975

    The aggregate value of these securities at January 31, 1998, was $15,215,684, which represents 6.74% of total net assets.
 (f) The interest rate disclosed for these securities represents the effective yield on the date of acquisition.
 (g) Securities sold within the terms of a private placement memorandum, exempt form registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or to other "accredited investors". Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at January 31, 1998, was $22,444,565, which represents 9.94% of total net assets.
  * Moody's Rating

FORTIS BOND FUNDS

Statements of Assets and Liabilities

(Unaudited)

January 31, 1998

--------------------------------------------------------------------------------
                                                    US GOVERNMENT    STRATEGIC
                                                     SECURITIES        INCOME      HIGH YIELD
                                                        FUND            FUND       PORTFOLIO
                                                    -------------   ------------  ------------
ASSETS:
  Investments in securities, as detailed in the
    accompanying schedules, at market (cost
    $411,984,485; $20,755,232; and $229,637,933;
    respectively) (Note 1)........................  $ 423,606,510   $ 21,101,953  $226,458,317
  Cash on deposit with custodian..................             --             --           676
  Collateral for securities lending transactions
    (Note 1)......................................    164,483,619             --            --
  Receivables:
    Investment securities sold....................      3,978,661        248,594     4,123,189
    Interest and dividends........................      3,944,322        367,052     5,206,133
    Subscriptions of capital stock................          1,501         17,508       228,856
  Deferred registration costs (Note 1)............         24,956         45,304        41,940
  Deferred organizational costs (Note 1)..........             --         20,570            --
  Prepaid expenses................................          7,038          2,447         2,407
                                                    -------------   ------------  ------------
TOTAL ASSETS......................................    596,046,607     21,803,428   236,061,518
                                                    -------------   ------------  ------------
LIABILITIES:
  Cash portion of dividends payable...............        498,618            154       799,143
  Payable upon return of securities loaned (Note
    1)............................................    164,483,619             --            --
  Payable for investment securities purchased.....     53,574,819        752,976     9,136,210
  Redemptions of capital stock....................         40,348             --        72,022
  Payable for investment advisory and management
    fees (Note 2).................................        228,590         14,055       136,534
  Payable for distribution fees (Note 2)..........          1,660            296         8,042
  Accounts payable and accrued expenses...........         81,459          6,323       130,162
                                                    -------------   ------------  ------------
TOTAL LIABILITIES.................................    218,909,113        773,804    10,282,113
                                                    -------------   ------------  ------------
NET ASSETS:
  Net proceeds of capital stock, par value $.01
    per share-authorized 10,000,000,000,
    10,000,000,000, and 10,000,000,000 shares,
    respectively..................................    433,439,901     20,644,551   237,734,165
  Unrealized appreciation (depreciation) of
    investments...................................     11,622,025        346,721    (3,179,616)
  Undistributed net investment income.............          8,017          3,448       432,006
  Accumulated net realized gain (loss) from sale
    of investments................................    (67,932,449)        34,904    (9,207,150)
                                                    -------------   ------------  ------------
TOTAL NET ASSETS..................................  $ 377,137,494   $ 21,029,624  $225,779,405
                                                    -------------   ------------  ------------
                                                    -------------   ------------  ------------
SHARES OUTSTANDING AND NET ASSET VALUE PER SHARE:
Class A shares (based on net assets of
  $57,083,867; $20,803,329; and $120,635,192;
  respectively and 6,130,757; 2,041,507; and
  15,630,843 shares outstanding; respectively)....          $9.31         $10.19         $7.72
                                                    -------------   ------------  ------------
Class B shares (based on net assets of $2,979,247;
  $84,095; and $24,331,949; respectively and
  320,793; 8,253; and 3,154,477 shares
  outstanding; respectively)......................          $9.29         $10.19         $7.71
                                                    -------------   ------------  ------------
Class C shares (based on net assets of $1,409,184;
  $63,498; and $8,492,563; respectively and
  151,910; 6,229; and 1,102,327 shares
  outstanding; respectively)......................          $9.28         $10.19         $7.70
                                                    -------------   ------------  ------------
Class E shares (based on net assets of
  $303,957,195; $0; and $0 respectively and
  32,651,628; 0; and 0 shares outstanding;
  respectively)...................................          $9.31             --            --
                                                    -------------   ------------  ------------
Class H shares (based on net assets of
  $11,708,001; $78,702; and $72,319,701
  respectively and 1,261,210; 7,725; and 9,378,886
  shares outstanding; respectively)...............          $9.28         $10.19         $7.71
                                                    -------------   ------------  ------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FORTIS BOND FUNDS

Statements of Operations

(Unaudited)

For the Six-Month Period Ended January 31, 1998

--------------------------------------------------------------------------------
                                                    US GOVERNMENT    STRATEGIC
                                                     SECURITIES        INCOME       HIGH YIELD
                                                        FUND           FUND *       PORTFOLIO
                                                    -------------   ------------   ------------
NET INVESTMENT INCOME:
  Income:
    Interest income...............................   $12,537,999    $   294,097    $12,070,432
    Fee income (Note 1)...........................        87,195             --             --
                                                    -------------   ------------   ------------
  Total income....................................    12,625,194        294,097     12,070,432
                                                    -------------   ------------   ------------
  Expenses:
    Investment advisory and management fees (Note
     2)...........................................     1,376,629         35,189        795,764
    Distribution fees (Class A) (Note 2)..........        72,123         10,971        213,708
    Distribution fees (Class B) (Note 2)..........        14,520             41        111,231
    Distribution fees (Class C) (Note 2)..........         6,930             38         40,008
    Distribution fees (Class H) (Note 2)..........        55,263             22        338,960
    Registration fees.............................        32,745          4,355         33,775
    Shareholders' notices and reports.............        48,107            448         22,685
    Legal and auditing fees (Note 2)..............        17,923          3,950         26,818
    Custodian fees................................        26,214          2,431         22,181
    Directors' fees and expenses..................        17,139             64          6,201
    Amortization of organization costs............            --            430             --
    Other.........................................        22,466            216          8,167
                                                    -------------   ------------   ------------
  Total expenses..................................     1,690,059         58,155      1,619,498
    Less reimbursable expenses (Note 2)...........            --         (5,340)            --
                                                    -------------   ------------   ------------
  Net Expenses....................................     1,690,059         52,815      1,619,498
                                                    -------------   ------------   ------------
NET INVESTMENT INCOME GAIN........................    10,935,135        241,282     10,450,934
                                                    -------------   ------------   ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  (NOTE 1):
  Net realized gain from security transactions....     5,587,625         34,904      2,972,130
  Net change in unrealized appreciation
    (depreciation) of investments.................       744,768        346,721     (5,911,526)
                                                    -------------   ------------   ------------
NET GAIN (LOSS) ON INVESTMENTS....................     6,332,393        381,625     (2,939,396)
                                                    -------------   ------------   ------------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS......................................   $17,267,528    $   622,907    $ 7,511,538
                                                    -------------   ------------   ------------
                                                    -------------   ------------   ------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
* FOR THE PERIOD NOVEMBER 10, 1997 (INCEPTION) TO JANUARY 31, 1998.

FORTIS BOND FUNDS

Statements of Changes in Net Assets

U.S. GOVERNMENT SECURITIES FUND

--------------------------------------------------------------------------------
                                                      FOR THE
                                                     SIX-MONTH
                                                    PERIOD ENDED
                                                    JANUARY 31,       FOR THE
                                                        1998        YEAR ENDED
                                                    (UNAUDITED)    JULY 31, 1997
                                                    ------------  ---------------
OPERATIONS:
  Net investment income...........................  $ 10,935,135  $    25,965,173
  Net realized gain (loss) from security
    transactions..................................     5,587,625       (2,463,932)
  Net change in unrealized appreciation on
    investments in securities.....................       744,768       17,073,718
                                                    ------------  ---------------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS......................................    17,267,528       40,574,959
                                                    ------------  ---------------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income
    Class A.......................................    (1,610,199)      (3,832,687)
    Class B.......................................       (71,874)        (134,130)
    Class C.......................................       (34,244)         (73,505)
    Class E.......................................    (9,145,266)     (21,361,127)
    Class H.......................................      (273,123)        (544,458)
  Excess distributions of net realized gains
    Class A.......................................            --         (190,527)
    Class B.......................................            --           (6,668)
    Class C.......................................            --           (3,654)
    Class E.......................................            --       (1,061,888)
    Class H.......................................            --          (27,066)
                                                    ------------  ---------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS...............   (11,134,706)     (27,235,710)
                                                    ------------  ---------------
CAPITAL STOCK TRANSACTIONS:
  Proceeds from sale of shares
    Class A (313,085 and 1,111,657 shares)........     2,879,301        9,952,631
    Class B (50,179 and 142,993 shares)...........       459,026        1,283,517
    Class C (20,106 and 143,651 shares)...........       184,937        1,279,587
    Class E (813,151 and 1,979,573 shares)........     7,448,448       17,773,525
    Class H (208,572 and 373,676 shares)..........     1,911,008        3,342,720
  Proceeds from shares issued as a result of
    reinvested dividends
    Class A (124,328 and 317,250 shares)..........     1,141,806        2,846,964
    Class B (6,931 and 13,420 shares).............        63,538          120,151
    Class C (3,132 and 7,146 shares)..............        28,665           64,011
    Class E (708,052 and 1,753,810 shares)........     6,501,781       15,738,566
    Class H (20,524 and 43,546 shares)............       188,031          390,143
  Less cost of repurchase of shares
    Class A (762,899 and 2,602,273 shares)........    (6,988,613)     (23,352,025)
    Class B (45,556 and 108,504 shares)...........      (416,748)        (970,650)
    Class C (29,533 and 112,053 shares)...........      (269,739)      (1,004,606)
    Class E (4,323,567 and 12,000,074 shares).....   (39,595,093)    (107,796,096)
    Class H (132,258 and 395,058 shares)..........    (1,209,795)      (3,534,460)
                                                    ------------  ---------------
NET DECREASE IN NET ASSETS FROM SHARE
  TRANSACTIONS....................................   (27,673,447)     (83,866,022)
                                                    ------------  ---------------
TOTAL DECREASE IN NET ASSETS......................   (21,540,625)     (70,526,773)
NET ASSETS:
  Beginning of period.............................   398,678,119      469,204,892
                                                    ------------  ---------------
  End of period (includes undistributed net
    investment income of $8,017 and $207,588,
    respectively).................................  $377,137,494  $   398,678,119
                                                    ------------  ---------------
                                                    ------------  ---------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FORTIS BOND FUNDS

Statement of Changes in Net Assets

STRATEGIC INCOME FUND

--------------------------------------------------------------------------------
                                                    FOR THE PERIOD FROM
                                                     NOVEMBER 10, 1997
                                                      (INCEPTION) TO
                                                     JANUARY 31, 1998
                                                        (UNAUDITED)
                                                    -------------------
OPERATIONS:
  Net investment income...........................      $   241,282
  Net realized gain from security transactions....           34,904
  Net change in unrealized appreciation of
    investments in securities.....................          346,721
                                                    -------------------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS......................................          622,907
                                                    -------------------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income
    Class A.......................................         (237,318)
    Class B.......................................             (210)
    Class C.......................................             (194)
    Class H.......................................             (112)
                                                    -------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS...............         (237,834)
                                                    -------------------
CAPITAL STOCK TRANSACTIONS:
  Proceeds from sale of shares
    Class A (2,018,005 shares)....................       20,181,805
    Class B (8,611 shares)........................           87,390
    Class C (6,210 shares)........................           63,124
    Class H (7,715 shares)........................           78,249
  Proceeds from shares issued as a result of
    reinvested dividends
    Class A (23,502 shares).......................          237,316
    Class B (6 shares)............................               59
    Class C (19 shares)...........................              189
    Class H (10 shares)...........................              100
  Less cost of repurchase of shares
    Class B (364 shares)..........................           (3,681)
                                                    -------------------
NET INCREASE IN NET ASSETS FROM SHARE
  TRANSACTIONS....................................       20,644,551
                                                    -------------------
TOTAL INCREASE IN NET ASSETS......................       21,029,624
NET ASSETS:
  Beginning of period.............................               --
                                                    -------------------
  End of period (includes undistributed net
    investment income of $3,448)..................      $21,029,624
                                                    -------------------
                                                    -------------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FORTIS BOND FUNDS

Statement of Changes in Net Assets

HIGH YIELD PORTFOLIO

--------------------------------------------------------------------------------
                                                      FOR THE
                                                     SIX-MONTH
                                                    PERIOD ENDED    FOR THE
                                                    JANUARY 31,    YEAR ENDED
                                                        1998        JULY 31,
                                                    (UNAUDITED)       1997
                                                    ------------  ------------
OPERATIONS:
  Net investment income...........................  $ 10,450,934  $ 18,388,511
  Net realized gain from security transactions....     2,972,130     4,488,160
  Net change in unrealized appreciation
    (depreciation) of investments in securities...    (5,911,526)    2,658,089
                                                    ------------  ------------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS......................................     7,511,538    25,534,760
                                                    ------------  ------------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income
    Class A.......................................    (6,073,701)  (11,482,883)
    Class B.......................................    (1,039,738)   (1,494,310)
    Class C.......................................      (374,269)     (458,567)
    Class H.......................................    (3,167,351)   (4,774,094)
  Excess distributions of net realized gains
    Class A.......................................            --      (377,686)
    Class B.......................................            --       (49,150)
    Class C.......................................            --       (15,083)
    Class H.......................................            --      (157,026)
                                                    ------------  ------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS...............   (10,655,059)  (18,808,799)
                                                    ------------  ------------
CAPITAL STOCK TRANSACTIONS:
  Proceeds from sale of shares
    Class A (1,511,916 and 4,315,013 shares)......    11,763,215    33,019,998
    Class B (785,727 and 1,260,144 shares)........     6,109,107     9,632,833
    Class C (297,114 and 646,824 shares)..........     2,314,108     4,958,258
    Class H (1,895,389 and 4,233,141 shares)......    14,724,453    32,395,020
  Proceeds from shares issued as a result of
    reinvested dividends
    Class A (476,714 and 947,140 shares)..........     3,696,038     7,248,340
    Class B (68,901 and 102,566 shares)...........       533,631       784,569
    Class C (37,605 and 42,294 shares)............       290,959       322,788
    Class H (201,334 and 319,110 shares)..........     1,558,142     2,439,287
  Less cost of repurchase of shares
    Class A (2,083,497 and 4,007,745 shares)......   (16,202,377)  (30,608,979)
    Class B (304,821 and 354,941 shares)..........    (2,378,161)   (2,713,555)
    Class C (132,387 and 236,864 shares)..........    (1,030,373)   (1,797,762)
    Class H (871,690 and 1,579,066 shares)........    (6,785,557)  (12,056,442)
                                                    ------------  ------------
NET INCREASE IN NET ASSETS FROM SHARE
  TRANSACTIONS....................................    14,593,185    43,624,355
                                                    ------------  ------------
TOTAL INCREASE IN NET ASSETS......................    11,449,664    50,350,316
NET ASSETS:
  Beginning of period.............................   214,329,741   163,979,425
                                                    ------------  ------------
  End of period (includes undistributed net
    investment income of $432,006 and $636,131,
    respectively).................................  $225,779,405  $214,329,741
                                                    ------------  ------------
                                                    ------------  ------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FORTIS BOND FUND

Notes to Financial Statements

--------------------------------------------------------------------------------

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES: The funds are open-end, diversified management investment companies, each of which has different investment objectives and their own investment portfolios and net asset values. U.S. Government Securities Fund ("U.S. Government") and Strategic Income Fund are series of Fortis Income Portfolios, Inc. ("Fortis Income") and Fortis High Yield Portfolio ("High Yield") is an investment portfolio in Fortis Advantage Portfolios, Inc. ("Fortis Advantage"). The investment objectives of each portfolio are as follows:

   - The objective of the U.S. Government Securities Fund is to maximize total return (from current income and capital appreciation), while providing shareholders with a level of current income consistent with prudent investment risk.

   - The objective of the Strategic Income Fund is to maximize total return (from current income and capital appreciation) by primarily investing in
     (a) U.S. Government securities, (b) investment and non-investment grade fixed income securities issued by foreign governments and companies, and
     (c) non-investment grade fixed income securities issued by U.S. issuers, which, in the opinion of the portfolio's investment adviser, do not subject the fund to unreasonable investment risk.

   - The objective of the Fortis High Yield Portfolio is to maximize total return (from current income and capital appreciation) with a focus on high current income by investing primarily in a diversified portfolio of high yielding, fixed income securities which, in the opinion of the portfolio's investment adviser, do not subject the portfolio to unreasonable investment risk.

   The Articles of Incorporation of Fortis Income and Fortis Advantage permit the Board of Directors to create additional portfolios in the future.

   The funds offer Class A, Class B, Class C, Class E (for U.S. Government only) and Class H shares.

   The U.S. Government Fund and Fortis High Yield Portfolio began to issue multiple class shares effective November 14, 1994. The inception of Strategic Income Fund was November 10, 1997, and the commencement of operations was December 1, 1997. Class E shares are only available to existing shareholders on November 14, 1994. Class A and E shares are sold with a front-end sales charge. Class B and H shares are sold without a front-end sales charge and may be subject to a contingent deferred sales charge for six years, and such shares automatically convert to Class A after eight years. Class C shares are sold without a front-end sales charge and may be subject to a contingent deferred sales charge for one year. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that the level of distribution fees charged differs between classes. Income, expenses (other than expenses incurred under each class's distribution agreement) and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

   The significant accounting policies followed by the Funds are summarized as follows:

   SECURITY VALUATION: Investments in securities traded on a national securities exchange or on the NASDAQ National Market System are valued at the last reported sales price. Securities for which over-the-counter market quotations are readily available are valued on the basis of the last current bid price. An outside pricing service may be utilized to provide such valuations. For fixed income securities, the pricing service may employ electronic data processing techniques and/or a matrix system to determine valuations using methods which include consideration of yields or prices of bonds of comparable quality, type of issue, coupon, maturity and rating indications as to value from dealers, and general market conditions. Securities for which quotations are not readily available are valued at fair value as determined in good faith by management under supervision of the Board of Directors. Short-term investments, with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued at amortized cost.

   SECURITIES PURCHASED ON A WHEN-ISSUED BASIS: Delivery and payment for securities that have been purchased by the funds on a forward commitment or when-issued basis can take place a month or more after the transaction date. During this period, such securities are subject to market fluctuation and the portfolio maintains, in a segregated account with its custodian, assets with a market value equal to the amount of its purchase commitments. As of January 31, 1998, U.S. Government Fund and Strategic Income Fund had entered into outstanding when-issued or forward commitments of $49,615,962 and $752,976, respectively.

   Consistent with its ability to purchase securities on a when-issued basis, the U.S. Government Fund and the Strategic Income Fund may enter into transactions to defer settlement of its purchase commitments. As an inducement to defer settlement, the portfolio repurchases a similar security for settlement at a later date at a lower purchase price relative to the current market. This transaction is referred to as a "dollar roll".

   SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME: Security transactions are accounted for on the trade date. Interest income is recorded on the accrual basis. Realized security gains and losses are determined using the identified cost method. Each fund amortizes original issue discount, long term bond premium, and market discount.

   For the period ended January 31, 1998, the cost of purchases and proceeds from sales of securities (other than short-term securities) were as follows:

                                                    Cost of          Proceeds
                                                   Purchases        from Sales
--------------------------------------------------------------------------------
U.S. Government Securities Fund..............    $ 315,817,563     $ 335,547,633
Strategic Income Fund........................       37,574,030        18,252,727
Fortis High Yield Portfolio..................      283,543,064       269,420,589

   LENDING OF PORTFOLIO SECURITIES: At January 31, 1998, securities valued at $160,601,078 were on loan to brokers from U.S. Government. For collateral, the Fund's custodian received $164,483,619 in cash which is maintained in a separate account and invested by the custodian in short term investment vehicles. Fee income from securities lending amounted to $87,195 for U.S. Government for the period ended January 31, 1998. The risks to the funds in security lending transactions are that the borrower may not provide additional collateral when required or return the securities when due and that the proceeds from the sale of investments made with cash collateral received will be less than amounts required to be returned to the borrowers.

--------------------------------------------------------------------------------

   DEFERRED COSTS: Registration costs are deferred and charged to income over the registration period. Organizational costs were incurred with the commencement of operations of the Strategic Income Fund. These costs will be amortized over 60 months on a straight line basis, beginning December 1, 1997.

   FEDERAL TAXES: The Portfolios intend to qualify, under the Internal Revenue Code, as regulated investment companies and if so qualified, will not have to pay federal income taxes to the extent their taxable net income is distributed. On a calendar year basis, the Portfolios intend to distribute substantially all of their net investment income and realized gains, if any, to avoid the payment of federal excise taxes.

   Net investment income and net realized gains may differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized gains may, therefore, differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Portfolios. The effect on dividend distributions of certain current year permanent book-to-tax differences is reflected as excess distributions of net realized gains in the statements of changes in net assets and the financial highlights.

   For federal income tax purposes U.S. Government had a capital loss carryover of $72,061,071 and High Yield had $12,157,664 at July 31, 1997, which, if not offset by subsequent capital gains, will expire in 1998 through 2006. It is unlikely the Board of Directors will authorize a distribution of any net realized gains until the available capital loss carryover has been offset or expired.

   INCOME AND CAPITAL GAINS DISTRIBUTIONS: Distributions from net investment income are declared daily and paid monthly. The funds will generally make annual distributions of any realized capital gains as required by law. These income and capital gains distributions may be reinvested in additional shares of the fund at net asset value without any charge to the shareholder or payable in cash.

   ILLIQUID SECURITIES: At January 31, 1998, investments in securities for the Strategic Income Fund and High Yield Portfolio included issues that are illiquid. The funds currently limit investments in illiquid securities to 15% of net assets, at market value, at the date of purchase. The aggregate value of such securities at January 31, 1998, was $1,041,874 for Strategic Income and $15,215,684 for High Yield which represents 4.95% and 6.74 % of net assets respectively. Pursuant to guidelines adopted by the Board of Directors, certain unregistered securities are determined to be liquid and are not included within the 15% limitation specified above.

   USE OF ESTIMATES: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the reporting period. Actual results could differ from those estimates.

2. PAYMENTS TO RELATED PARTIES: Fortis Advisers, Inc., is the investment adviser for the fund. Investment advisory and management fees are computed at an annual rate of .8% of the first $50 million of average daily net assets and .7% of net assets in excess of $50 million for U.S. Government, Strategic Income, and High Yield. In addition to the investment advisory and management fee, Classes A, B, C and H pay Fortis Investors, Inc., (the principal underwriter) distribution fees equal to .25% of average daily net assets for Class A for U.S. Government and Strategic Income and .35% of average daily net assets for Class A of High Yield and U.S. Government, Strategic Income, and High Yield (Class B, C and H) of average daily net assets (of the respective classes) on an annual basis, to be used to compensate those who sell shares of the fund and to pay certain other expenses of selling fund shares. Fortis Investors, Inc., also received sales charges (paid by purchasers or redeemers of the fund's shares) as follows:

                                                  Class A      Class B      Class C      Class H      Class E
--------------------------------------------------------------------------------------------------------------
U.S. Government Securities Fund..............    $  61,525     $  4,353     $  247      $  13,981     $ 52,192
Strategic Income Fund........................        3,157          107         --             --           --
Fortis High Yield Portfolio..................      241,872       41,148      2,194        131,216           --

   Advisers has voluntarily undertaken to limit annual expenses for Strategic Income (exclusive of interest, taxes, brokerage commissions and non-recurring extraordinary charges and expenses) commencing December 1, 1997 to 1.10% of daily net assets. During the semi-annual period ended January 31, 1998, Advisers waived $5,340 of its advisory fee.

   For the period ended January 31, 1998, legal fees and expenses were paid to a law firm of which the secretary of the fund is a partner.

                                                 Amount
--------------------------------------------------------
U.S. Government Securities Fund..............    $6,714
Strategic Income Fund........................     1,823
Fortis High Yield Portfolio..................     2,621

FORTIS BOND FUND

--------------------------------------------------------------------------------

3. FINANCIAL HIGHLIGHTS: Selected per share historical data for each of the Portfolios was as follows:

                                                                            Class E
                                           --------------------------------------------------------------------------
                                                                      Year Ended July 31,
                                           --------------------------------------------------------------------------
U.S. GOVERNMENT SECURITIES FUND             1998**        1997         1996         1995        1994++        1993+
---------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period....   $    9.16    $    8.87    $    9.02    $    9.03    $    9.87    $    9.86
                                           ---------    ---------    ---------    ---------    ---------    ---------
Operations:
  Investment income - net...............         .27          .54          .60          .67          .42          .75
  Net realized and unrealized gains
    (losses) on investments.............         .15          .32         (.15)        (.01)        (.84)         .05
                                           ---------    ---------    ---------    ---------    ---------    ---------
Total from operations...................         .42          .86          .45          .66         (.42)         .80
                                           ---------    ---------    ---------    ---------    ---------    ---------
Distributions to shareholders:
  From investment income - net..........        (.27)        (.54)        (.60)        (.67)        (.42)        (.75)
  From net realized gains...............          --           --           --           --           --         (.04)
  Excess distributions of net realized
    gains...............................          --         (.03)          --           --           --           --
                                           ---------    ---------    ---------    ---------    ---------    ---------
Total distributions to shareholders.....        (.27)        (.57)        (.60)        (.67)        (.42)        (.79)
                                           ---------    ---------    ---------    ---------    ---------    ---------
Net asset value, end of period..........   $    9.31    $    9.16    $    8.87    $    9.02    $    9.03    $    9.87
                                           ---------    ---------    ---------    ---------    ---------    ---------
Total return @..........................        4.66%       10.07%        5.08%        7.71%       (4.29)%       8.31%
Net assets end of period (000s
  omitted)..............................   $ 303,957    $ 324,643    $ 388,006    $ 470,597    $ 555,275    $ 641,977
Ratio of expenses to average daily net
  assets................................         .80%*        .81%         .81%         .77%         .77%*        .76%
Ratio of net investment income to
  average daily net assets..............        5.74%*       6.08%        6.59%        7.51%        7.72%*       7.43%
Portfolio turnover rate.................          62%         161%          75%          76%          85%         157%

                                                             Class A                                      Class B
                                           -------------------------------------------    ---------------------------------------
                                                                            Year Ended July 31,
                                           --------------------------------------------------------------------------------------
U.S. GOVERNMENT SECURITIES FUND             1998**       1997        1996      1995+++    1998**      1997       1996      1995+++
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period....   $   9.16    $   8.87    $   9.02    $ 8.63     $ 9.14     $  8.86    $  9.02    $8.63
                                           --------    --------    --------    -------    -------    -------    -------    ------
Operations:
  Investment income - net...............        .26         .52         .58       .46        .22         .46        .51      .41
  Net realized and unrealized gains
    (losses) on investments.............        .15         .32        (.15)      .39        .15         .31       (.15)     .39
                                           --------    --------    --------    -------    -------    -------    -------    ------
Total from operations...................        .41         .84         .43       .85        .38         .77        .36      .80
                                           --------    --------    --------    -------    -------    -------    -------    ------
Distributions to shareholders:
  From investment income - net..........       (.26)       (.52)       (.58)     (.46)      (.23)       (.47)      (.52)    (.41)
  Excess distributions of net realized
    gains...............................         --        (.03)         --        --         --        (.02)        --       --
                                           --------    --------    --------    -------    -------    -------    -------    ------
Total distributions to shareholders.....       (.26)       (.55)       (.58)     (.46)      (.23)       (.49)      (.52)    (.41)
                                           --------    --------    --------    -------    -------    -------    -------    ------
Net asset value, end of period..........   $   9.31    $   9.16    $   8.87    $ 9.02     $ 9.29     $  9.14    $  8.86    $9.02
                                           --------    --------    --------    -------    -------    -------    -------    ------
Total return @..........................       4.52%       9.77%       4.78%    10.07%      4.20%       8.95%      4.00%    9.74%
Net assets end of period (000s
  omitted)..............................   $ 57,084    $ 59,128    $ 67,707    $4,909     $2,979     $ 2,826    $ 2,314    $ 483
Ratio of expenses to average daily net
  assets................................       1.05%*      1.06%       1.06%     1.02%*     1.80%*      1.81%      1.81%    1.77%*
Ratio of net investment income to
  average daily net assets..............       5.49%*      5.83%       6.34%     7.00%*     4.74%*      5.08%      5.45%    6.24%*
Portfolio turnover rate.................         62%        161%         75%       76%        62%        161%        75%      76%

*      Annualized.
**     For the six-month period ended January 31, 1998.
+      For the period from December 31, 1992 to December 31, 1993.
++     For the seven-month period ended July 31, 1994.
+++ For the period from November 14, 1994 (commencement of operations) to July 31, 1995.
@ These are the Fund's total returns during the periods, including reinvestment of all dividend and capital gains distributions without adjustments for sales charge.

--------------------------------------------------------------------------------

3. FINANCIAL HIGHLIGHTS (continued):
                                                           Class C
                                           ----------------------------------------
                                                     Year Ended July 31,
                                           ----------------------------------------
U.S. GOVERNMENT SECURITIES FUND            1998**      1997       1996      1995+++
-----------------------------------------------------------------------------------
Net asset value, beginning of period....   $ 9.13     $  8.85    $  9.01    $ 8.63
                                           -------    -------    -------    -------
Operations:
  Investment income - net...............      .23         .46        .51       .41
  Net realized and unrealized gains
    (losses) on investments.............      .15         .31       (.15)      .38
                                           -------    -------    -------    -------
Total from operations...................      .38         .77        .36       .79
                                           -------    -------    -------    -------
Distributions to shareholders:
  From investment income - net..........     (.23)       (.47)      (.52)     (.41)
  Excess distributions of net realized
    gains...............................       --        (.02)        --        --
                                           -------    -------    -------    -------
Total distributions to shareholders.....     (.23)       (.49)      (.52)     (.41)
                                           -------    -------    -------    -------
Net asset value, end of period..........   $ 9.28     $  9.13    $  8.85    $ 9.01
                                           -------    -------    -------    -------
Total return @..........................     4.20%       8.96%      4.00%     9.35%
Net assets end of period (000s
  omitted)..............................   $1,409     $ 1,444    $ 1,057    $  326
Ratio of expenses to average daily net
  assets................................     1.80%*      1.81%      1.81%     1.77%*
Ratio of net investment income to
  average daily net assets..............     4.74%*      5.07%      5.59%     6.24%*
Portfolio turnover rate.................       62%        161%        75%       76%

                                                             Class H
                                           -------------------------------------------
                                                       Year Ended July 31,
                                           -------------------------------------------
U.S. GOVERNMENT SECURITIES FUND             1998**       1997        1996      1995+++
--------------------------------------------------------------------------------------
Net asset value, beginning of period....   $   9.14    $   8.86    $   9.02    $ 8.63
                                           --------    --------    --------    -------
Operations:
  Investment income - net...............        .22         .46         .51       .41
  Net realized and unrealized gains
    (losses) on investments.............        .15         .31        (.15)      .39
                                           --------    --------    --------    -------
Total from operations...................        .37         .77         .36       .80
                                           --------    --------    --------    -------
Distributions to shareholders:
  From investment income - net..........       (.23)       (.47)       (.52)     (.41)
  Excess distributions of net realized
    gains...............................         --        (.02)         --        --
                                           --------    --------    --------    -------
Total distributions to shareholders.....       (.23)       (.49)       (.52)     (.41)
                                           --------    --------    --------    -------
Net asset value, end of period..........   $   9.28    $   9.14    $   8.86    $ 9.02
                                           --------    --------    --------    -------
Total return @..........................       4.08%       8.94%       4.00%     9.47%
Net assets end of period (000s
  omitted)..............................   $ 11,708    $ 10,637    $ 10,120    $4,823
Ratio of expenses to average daily net
  assets................................       1.80%*      1.80%       1.81%     1.77%*
Ratio of net investment income to
  average daily net assets..............       4.74%*      5.08%       5.52%     6.24%*
Portfolio turnover rate.................         62%        161%         75%       76%

*      Annualized.
**     For the six-month period ended January 31, 1998.
+++ For the period from November 14, 1994 (commencement of operations) to July 31, 1995.
@ These are the Fund's total returns during the periods, including reinvestment of all dividend and capital gains distributions without adjustments for sales charge.

FORTIS BOND FUND

--------------------------------------------------------------------------------

3. FINANCIAL HIGHLIGHTS (continued):
                                           CLASS A     CLASS B    CLASS C    CLASS H
                                           --------    -------    -------    -------
STRATEGIC INCOME FUND                       1998+       1998+      1998+      1998+
------------------------------------------------------------------------------------
Net asset value, beginning of period....   $   9.98    $ 9.98     $ 9.98     $ 9.98
                                           --------    -------    -------    -------
Operations:
  Investment income - net...............        .10       .09        .09        .09
  Net realized and unrealized gain
    (loss) on investments...............        .19       .19        .19        .19
                                           --------    -------    -------    -------
Total from operations...................        .29       .28        .28        .28
                                           --------    -------    -------    -------
Distributions to shareholders:
  From investment income - net..........       (.10)     (.09)      (.09)      (.09)
                                           --------    -------    -------    -------
Net asset value, end of period..........   $  10.19    $10.19     $10.19     $10.19
                                           --------    -------    -------    -------
Total return @..........................       2.89%     2.79%      2.81%      2.81%
Net assets end of period (000s
 omitted)...............................   $ 20,803    $   84     $   63     $   79
Ratio of expenses to average daily net
 assets (a).............................       1.10%*    1.85%*     1.85%*     1.85%*
Ratio of net investment income to
 average daily net assets (a)...........       5.61%*    5.40%*     5.38%*     5.41%*
Portfolio turnover rate.................         93%       93%        93%        93%

*      Annualized
+ For the period December 1, 1997 (commencement of operations) to January 31, 1998.
@ These are the Funds total returns during the periods, including a reinvestment of all dividend all dividend and capital gains distributions without adjustments for sales charge.
(a) Advisers has voluntarily undertaken to limit annual expenses for Strategic Income (exclusive of interest, taxes, brokerage commission and non-recurring extraordinary charges and expenses) to 1.10% of average net assets. For the period presented, had the waiver and reimbursement of expenses not been in effect, the ratios of expenses and net investment income to average daily net assets would have been 1.33% and 5.46% for class A, 2.08% and 5.17% for class B, 2.08% and 5.15% for class C, and 2.08% and 5.18% for class H, respectively.

--------------------------------------------------------------------------------

3. FINANCIAL HIGHLIGHTS (continued):
                                                                           Class A
                                           ------------------------------------------------------------------------
                                                                     Year Ended July 31,
                                           ------------------------------------------------------------------------
HIGH YIELD PORTFOLIO                        1998**        1997        1996+++       1995+       1994+       1993+
-------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period....   $    7.83    $    7.56    $    7.61    $    7.90    $   8.65    $   8.00
                                           ---------    ---------    ---------    ---------    --------    --------
Operations:
  Investment Income - net...............         .38          .76          .56          .86         .86         .87
  Net realized and unrealized gains
    (losses) on investments.............        (.10)         .28         (.04)        (.25)       (.72)        .68
                                           ---------    ---------    ---------    ---------    --------    --------
Total from operations...................         .28         1.04          .52          .61         .14        1.55
                                           ---------    ---------    ---------    ---------    --------    --------
Distributions to shareholders:
  From investment income - net..........        (.39)        (.75)        (.55)        (.86)       (.89)       (.89)
  Excess distributions of net realized
    gains...............................          --         (.02)        (.02)        (.04)         --        (.01)
                                           ---------    ---------    ---------    ---------    --------    --------
Total distributions to shareholders.....        (.39)        (.77)        (.57)        (.90)       (.89)       (.90)
                                           ---------    ---------    ---------    ---------    --------    --------
Net asset value, end of period..........   $    7.72    $    7.83    $    7.56    $    7.61    $   7.90    $   8.65
Total Return @..........................        3.66%       14.51%        6.98%        8.07%       1.48%      20.33%
Net assets end of period (000s
  omitted)..............................   $ 120,635    $ 123,115    $ 109,401    $ 113,268    $ 98,611    $ 73,395
Ratio of expenses to average daily net
  assets................................        1.18%*       1.19%        1.21%*       1.25%       1.23%       1.29%
Ratio of net investment income to
  average daily net assets..............        9.78%*       9.84%        9.87%*      10.61%      10.18%      10.43%
Portfolio turnover rate.................         130%         331%         146%         101%         63%         95%

                                                             Class B
                                           -------------------------------------------
                                                       Year Ended July 31,
                                           -------------------------------------------
HIGH YIELD PORTFOLIO                        1998**       1997      1996+++     1995++
--------------------------------------------------------------------------------------
Net asset value, beginning of period....   $   7.83    $   7.56    $  7.60     $ 7.87
                                           --------    --------    --------    -------
Operations:
  Investment Income - net...............        .35         .71        .53        .78
  Net realized and unrealized gains
    (losses) on investments.............       (.10)        .28       (.04)      (.23)
                                           --------    --------    --------    -------
Total from operations...................        .25         .99        .49        .55
                                           --------    --------    --------    -------
Distributions to shareholders:
  From investment income - net..........       (.37)       (.70)      (.51)      (.78)
  Excess distributions of net realized
    gains...............................         --        (.02)      (.02)      (.04)
                                           --------    --------    --------    -------
Total distributions to shareholders.....       (.37)       (.72)      (.53)      (.82)
                                           --------    --------    --------    -------
Net asset value, end of period..........   $   7.71    $   7.83    $  7.56     $ 7.60
Total Return @..........................       3.21%      13.80%      6.62%      7.25%
Net assets end of period (000s
  omitted)..............................   $ 24,332    $ 20,388    $12,067     $7,530
Ratio of expenses to average daily net
  assets................................       1.83%*      1.83%      1.86%*     1.90%*
Ratio of net investment income to
  average daily net assets..............       9.15%*      9.24%      9.20%*     9.66%*
Portfolio turnover rate.................        130%        331%       146%       101%

*      Annualized
**     For the six-month period ended January 31, 1998.
+      For the year ended October 31.
++ For the period from November 14, 1994 (commencement of operations) to October 31, 1995.
+++    For the nine-month period ended July 31, 1996.
@ These are the Fund's total returns during the periods, including reinvestment of all dividend and capital gains distributions without adjustments for sales charge.

FORTIS BOND FUND

--------------------------------------------------------------------------------

3. FINANCIAL HIGHLIGHTS (continued):
                                                           Class C
                                           ----------------------------------------
                                                     Year Ended July 31,
                                           ----------------------------------------
HIGH YIELD PORTFOLIO                       1998**      1997      1996+++    1995++
-----------------------------------------------------------------------------------
Net asset value, beginning of period....   $ 7.82     $  7.55    $ 7.59     $ 7.87
                                           -------    -------    -------    -------
Operations:
  Investment Income - net...............      .35         .71       .53        .78
  Net realized and unrealized gains
    (losses) on investments.............     (.10)        .28      (.04)      (.24)
                                           -------    -------    -------    -------
Total from operations...................      .25         .99       .49        .54
                                           -------    -------    -------    -------
Distributions to shareholders:
  From investment income - net..........     (.37)       (.70)     (.51)      (.78)
  Excess distributions of net realized
    gains...............................       --        (.02)     (.02)      (.04)
                                           -------    -------    -------    -------
Total distributions to shareholders.....     (.37)       (.72)     (.53)      (.82)
                                           -------    -------    -------    -------
Net asset value, end of period..........   $ 7.70     $  7.82    $ 7.55     $ 7.59
Total Return @..........................     3.21%      13.82%     6.63%      7.12%
Net assets end of period (000s
  omitted)..............................   $8,493     $ 7,037    $3,378     $2,180
Ratio of expenses to average daily net
  assets................................     1.83%*      1.83%     1.86%*     1.90%*
Ratio of net investment income to
  average daily net assets..............     9.15%*      9.26%     9.21%*     9.83%*
Portfolio turnover rate.................      130%        331%      146%       101%

                                                             Class H
                                           --------------------------------------------
                                                       Year Ended July 31,
                                           --------------------------------------------
HIGH YIELD PORTFOLIO                        1998**       1997      1996+++      1995++
---------------------------------------------------------------------------------------
Net asset value, beginning of period....   $   7.82    $   7.55    $  7.60     $   7.87
                                           --------    --------    --------    --------
Operations:
  Investment Income - net...............        .36         .71        .52          .78
  Net realized and unrealized gains
    (losses) on investments.............       (.10)        .28       (.04)        (.23)
                                           --------    --------    --------    --------
Total from operations...................        .26         .99        .48          .55
                                           --------    --------    --------    --------
Distributions to shareholders:
  From investment income - net..........       (.37)       (.70)      (.51)        (.78)
  Excess distributions of net realized
    gains...............................         --        (.02)      (.02)        (.04)
                                           --------    --------    --------    --------
Total distributions to shareholders.....       (.37)       (.72)      (.53)        (.82)
                                           --------    --------    --------    --------
Net asset value, end of period..........   $   7.71    $   7.82    $  7.55     $   7.60
Total Return @..........................       3.35%      13.82%      6.48%        7.25%
Net assets end of period (000s
  omitted)..............................   $ 72,320    $ 63,789    $39,133     $ 23,862
Ratio of expenses to average daily net
  assets................................       1.83%*      1.83%      1.86%*       1.90%*
Ratio of net investment income to
  average daily net assets..............       9.14%*      9.23%      9.21%*       9.81%*
Portfolio turnover rate.................        130%        331%       146%         101%

*      Annualized
**     For the six-month period ended January 31, 1998.
++ For the period from November 14, 1994 (commencement of operations) to October 31, 1995.
+++    For the nine-month period ended July 31, 1996.
@ These are the Fund's total returns during the periods, including reinvestment of all dividend and capital gains distributions without adjustments for sales charge.

DIRECTORS AND OFFICERS

DIRECTORS     Richard W. Cutting         CPA AND FINANCIAL CONSULTANT
              Allen R. Freedman          CHAIRMAN AND CHIEF EXECUTIVE OFFICER,
                                           FORTIS, INC. MANAGING DIRECTOR OF
                                           FORTIS INTERNATIONAL, N.V.
              Dr. Robert M. Gavin        PRESIDENT, CRANBROOK EDUCATION
                                           COMMUNITY. PRIOR TO JULY 1996,
                                           PRESIDENT MACALESTER COLLEGE
              Benjamin S. Jaffray        CHAIRMAN, SHEFFIELD GROUP, LTD.
              Jean L. King               PRESIDENT, COMMUNI-KING
              Dean C. Kopperud           CHIEF EXECUTIVE OFFICER AND DIRECTOR,
                                           FORTIS ADVISERS, INC. PRESIDENT AND
                                           DIRECTOR, FORTIS INVESTORS, INC.
                                           SENIOR VICE PRESIDENT AND DIRECTOR,
                                           FORTIS BENEFITS INSURANCE COMPANY AND
                                           TIME INSURANCE COMPANY
              Edward M. Mahoney          PRIOR TO JANUARY, 1995, CHAIRMAN AND
                                           CHIEF EXECUTIVE OFFICER, FORTIS
                                           ADVISERS, INC., FORTIS INVESTORS,
                                           INC.
              Robb L. Prince             FINANCIAL AND EMPLOYEE BENEFIT
                                           CONSULTANT. PRIOR TO JULY, 1995, VICE
                                           PRESIDENT AND TREASURER, JOSTENS,
                                           INC.
              Leonard J. Santow          PRINCIPAL, GRIGGS & SANTOW, INC.
              Noel Shadko                MARKETING CONSULTANT. PRIOR TO MAY,
                                           1996, SENIOR VICE PRESIDENT OF
                                           MARKETING & STRATEGIC PLANNING,
                                           ROLLERBLADE, INC.
              Joseph M. Wikler           INVESTMENT CONSULTANT AND PRIVATE
                                           INVESTOR. PRIOR TO JANUARY, 1994,
                                           DIRECTOR OF RESEARCH, CHIEF
                                           INVESTMENT OFFICER, PRINCIPAL, AND
                                           DIRECTOR, THE ROTHSCHILD CO.

OFFICERS

Dean C. Kopperud
  PRESIDENT AND DIRECTOR
Robert W. Beltz, Jr.
  VICE PRESIDENT
James S. Byrd
  VICE PRESIDENT
Peggy L. Ettestad
  VICE PRESIDENT
Tamara L. Fagely
  VICE PRESIDENT AND TREASURER
Howard G. Hudson
  VICE PRESIDENT
Dickson W. Lewis
  VICE PRESIDENT
Lucinda S. Mezey
  VICE PRESIDENT
David A. Peterson
  VICE PRESIDENT
Scott R. Plummer
  VICE PRESIDENT
Rhonda J. Schwartz
  VICE PRESIDENT
Melinda S. Urion
  VICE PRESIDENT
Gary N. Yalen
  VICE PRESIDENT
Michael J. Radmer
  SECRETARY

INVESTMENT MANAGER, REGISTRAR   Fortis Advisers, Inc.
AND TRANSFER AGENT              BOX 64284, ST. PAUL, MINNESOTA 55164

PRINCIPAL UNDERWRITER           Fortis Investors, Inc.
                                BOX 64284, ST. PAUL, MINNESOTA 55164

CUSTODIAN                       U.S. Bank National Association
                                MINNEAPOLIS, MINNESOTA

GENERAL COUNSEL                 Dorsey & Whitney LLP
                                MINNEAPOLIS, MINNESOTA

INDEPENDENT AUDITORS            KPMG Peat Marwick LLP
                                MINNEAPOLIS, MINNESOTA

The use of this material is authorized only when preceded or accompanied by a prospectus.

                [LOGO]

                FORTIS
SOLID PARTNERS, FLEXIBLE SOLUTIONS-SM-
--------------------------------------------------------------------------------

FORTIS MEANS STEADFAST

Fortis means "steadfast" in Latin. The worldwide Fortis family of companies lives up to the name, and has each day since the 1800s, with flexible solutions tailored to our customers' individual needs. We deliver the stability you require today ... and tomorrow. You can count on it.

Fortis Financial Group offers mutual funds, annuities and life insurance through its broker/dealer Fortis Investors, Inc. We're part of Fortis, Inc., a financial services company that provides specialty insurance and investment products to individuals, businesses, associations and other financial services organizations throughout the United States.

Fortis, Inc. is part of Fortis, a worldwide group of companies active in the fields of insurance, banking and investments. Fortis is jointly owned by Fortis AMEV of The Netherlands and Fortis AG of Belgium.

Fortis: steadfast for YOU!



FORTIS FINANCIAL GROUP

Fortis Advisers, Inc.
(fund management since 1949)

Fortis Investors, Inc.
(principal underwriter:
member NASD, SIPC)

Fortis Benefits Insurance Company
& Fortis Insurance Company
(issuers of FFG's insurance products)

P.O. Box 64284, St. Paul, MN 55164
(800) 800-2000
http://www.ffg.us.fortis.com

--------------------------------------------------------------------------------
                                                                ---------------
                                                                   Bulk Rate
FORTIS FINANCIAL GROUP                                            U.S. Postage
P.O. BOX 64284                                                       PAID
ST. PAUL, MN 55164                                              Permit No. 3794
                                                                Minneapolis, MN
                                                                ---------------


FORTIS BOND FUNDS



          Printed on recycled paper with
[LOGO]    40% preconsumer waste and 10%
          post consumer waste. Please recycle.

The Fortis logo and Fortis-Registered Trademark- are registered servicemarks of Fortis AMEV and Fortis AG.

98754 -Copyright-Fortis 3/98